American Balanced Fund®
Investment portfolio
September 30, 2021
unaudited
Common stocks 63.47% Information technology 13.92%	Shares	Value (000)
Microsoft Corp.	30,114,507	$8,489,882
Broadcom, Inc.	10,828,752	5,251,187
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	29,285,386	3,269,713
ASML Holding NV (New York registered) (ADR)	2,751,150	2,049,910
ASML Holding NV1	828,578	611,219
Intel Corp.	21,875,409	1,165,522
KLA Corp.	2,453,209	820,623
Fidelity National Information Services, Inc.	6,444,200	784,130
Mastercard, Inc., Class A	1,915,592	666,013
Applied Materials, Inc.	5,132,301	660,681
Apple, Inc.	4,509,126	638,041
NortonLifeLock, Inc.	21,877,585	553,503
Advanced Micro Devices, Inc.[2]	4,560,357	469,261
VeriSign, Inc.[2]	2,200,000	451,022
TE Connectivity, Ltd.	3,091,426	424,206
Shopify, Inc., Class A, subordinate voting shares[2]	263,657	357,461
Analog Devices, Inc.	1,982,382	332,009
Adobe, Inc.[2]	563,584	324,467
Samsung Electronics Co., Ltd.[1]	5,150,000	320,530
Micron Technology, Inc.	3,820,400	271,172
Paychex, Inc.	2,088,043	234,800
PayPal Holdings, Inc.[2]	792,953	206,334
Automatic Data Processing, Inc.	940,145	187,954
FleetCor Technologies, Inc.[2]	551,500	144,090
Visa, Inc., Class A	486,080	108,274
Texas Instruments, Inc.	476,168	91,524
SK hynix, Inc.[1]	913,000	78,728
Ceridian HCM Holding, Inc.[2]	639,000	71,964
Arista Networks, Inc.[2]	165,000	56,701
		29,090,921
Health care 8.48%
UnitedHealth Group, Inc.	10,294,237	4,022,370
Pfizer, Inc.	52,443,681	2,255,603
CVS Health Corp.	20,186,201	1,713,001
Thermo Fisher Scientific, Inc.	2,614,366	1,493,666
Gilead Sciences, Inc.	20,687,645	1,445,032
Cigna Corp.	6,365,199	1,274,058
Johnson & Johnson	6,382,383	1,030,755
Eli Lilly and Company	3,659,290	845,479
AstraZeneca PLC[1]	7,009,651	843,854
Merck & Co., Inc.	7,027,803	527,858
Abbott Laboratories	3,139,482	370,867
Centene Corp.[2]	5,429,274	338,298
Catalent, Inc.[2]	2,491,597	331,557
Anthem, Inc.	595,607	222,042
American Balanced Fund — Page 1 of 42

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
ResMed, Inc.	784,032	$206,632
Daiichi Sankyo Company, Ltd.[1]	7,463,700	199,115
Regeneron Pharmaceuticals, Inc.[2]	297,357	179,954
Novartis AG1	2,180,620	178,898
Vertex Pharmaceuticals, Inc.[2]	658,036	119,361
Teladoc Health, Inc.[2]	495,596	62,847
Viatris, Inc.	3,136,472	42,499
Organon & Co.[2]	300,386	9,850
		17,713,596
Financials 8.43%
JPMorgan Chase & Co.	17,122,193	2,802,732
BlackRock, Inc.	1,826,158	1,531,526
Bank of America Corp.[3]	28,379,376	1,204,705
Chubb, Ltd.	6,459,326	1,120,564
Synchrony Financial	22,145,238	1,082,459
Capital One Financial Corp.	6,103,978	988,661
Discover Financial Services	7,746,535	951,662
Blackstone, Inc.	6,738,843	783,997
Citigroup, Inc.	10,088,337	708,000
PNC Financial Services Group, Inc.	3,487,668	682,327
S&P Global, Inc.	1,195,277	507,861
HDFC Bank, Ltd.[1]	23,170,000	496,730
Truist Financial Corp.	7,733,174	453,551
Fifth Third Bancorp	9,440,934	400,673
Intercontinental Exchange, Inc.	3,455,228	396,729
East West Bancorp, Inc.	4,919,195	381,434
KeyCorp	15,708,636	339,621
CME Group, Inc., Class A	1,687,998	326,425
Aon PLC, Class A	1,051,027	300,352
Nasdaq, Inc.	1,481,236	285,908
Berkshire Hathaway, Inc., Class B2	1,011,213	276,000
AIA Group, Ltd.[1]	23,835,200	274,442
Toronto-Dominion Bank (CAD denominated)	3,118,644	206,457
RenaissanceRe Holdings, Ltd.	1,354,958	188,881
Travelers Companies, Inc.	1,197,000	181,956
KKR & Co., Inc.	2,754,520	167,695
Brookfield Asset Management, Inc., Class A3	2,755,000	147,420
Marsh & McLennan Companies, Inc.	857,380	129,833
Progressive Corp.	1,189,429	107,513
Arthur J. Gallagher & Co.	553,159	82,227
Blue Owl Capital Inc, Class A3	4,536,850	70,593
Arch Capital Group, Ltd.[2]	931,720	35,573
Brookfield Asset Management Reinsurance Partners, Ltd., Class A3	12,535	696
		17,615,203
Communication services 7.06%
Comcast Corp., Class A	61,823,493	3,457,788
Facebook, Inc., Class A2	9,306,726	3,158,610
Alphabet, Inc., Class C2	845,347	2,253,112
Alphabet, Inc., Class A2	259,989	695,086
Netflix, Inc.[2]	3,340,429	2,038,797
Charter Communications, Inc., Class A2	2,592,558	1,886,241
Activision Blizzard, Inc.	7,389,000	571,835
AT&T, Inc.	13,876,675	374,809
American Balanced Fund — Page 2 of 42

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Verizon Communications, Inc.	4,184,299	$225,994
ZoomInfo Technologies, Inc., Class A2	1,358,000	83,096
		14,745,368
Consumer discretionary 5.56%
Home Depot, Inc.	8,364,662	2,745,784
Amazon.com, Inc.[2]	580,628	1,907,386
Dollar General Corp.	6,081,218	1,290,070
General Motors Company[2]	21,439,886	1,130,096
Darden Restaurants, Inc.	5,011,683	759,120
LVMH Moët Hennessy-Louis Vuitton SE1	679,957	486,213
Toll Brothers, Inc.[4]	7,905,740	437,108
Booking Holdings, Inc.[2]	142,374	337,977
Target Corp.	1,470,929	336,505
Industria de Diseño Textil, SA1	8,550,453	311,087
Las Vegas Sands Corp.[2]	7,450,000	272,670
Whirlpool Corp.	1,200,000	244,632
eBay, Inc.	3,500,000	243,845
VF Corp.	3,629,381	243,132
Restaurant Brands International, Inc.	3,600,006	220,284
Prosus NV, Class N1	2,464,691	194,115
NIKE, Inc., Class B	984,546	142,986
Domino’s Pizza, Inc.	299,000	142,611
Marriott International, Inc., Class A2	609,583	90,273
Chipotle Mexican Grill, Inc.[2]	49,560	90,076
		11,625,970
Consumer staples 5.31%
Philip Morris International, Inc.	39,211,986	3,716,904
Altria Group, Inc.	39,185,649	1,783,731
Nestlé SA1	8,474,236	1,019,611
British American Tobacco PLC[1]	22,649,283	790,220
British American Tobacco PLC (ADR)	3,399,785	119,944
Anheuser-Busch InBev SA/NV (ADR)[3]	9,400,161	529,981
Anheuser-Busch InBev SA/NV1	1,085,664	61,316
General Mills, Inc.	8,306,645	496,904
Archer Daniels Midland Company	7,305,078	438,378
Keurig Dr Pepper, Inc.	11,499,535	392,824
Conagra Brands, Inc.	11,216,987	379,919
Mondelez International, Inc.	5,104,383	296,973
Procter & Gamble Company	2,034,915	284,481
Estée Lauder Companies, Inc., Class A	636,444	190,889
Kellogg Co.	2,973,573	190,071
Church & Dwight Co., Inc.	2,202,936	181,896
Coca-Cola Europacific Partners PLC	1,918,000	106,046
Constellation Brands, Inc., Class A	495,596	104,417
		11,084,505
Industrials 5.14%
L3Harris Technologies, Inc.	5,303,979	1,168,148
Carrier Global Corp.	19,266,794	997,249
Lockheed Martin Corp.	2,828,325	976,055
ABB, Ltd.[1]	28,286,683	942,856
Northrop Grumman Corp.	2,536,093	913,374
CSX Corp.	24,894,036	740,349
American Balanced Fund — Page 3 of 42

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Caterpillar, Inc.	3,181,088	$610,673
Jacobs Engineering Group, Inc.	3,900,000	516,867
United Parcel Service, Inc., Class B	2,354,000	428,663
TransDigm Group, Inc.[2]	655,963	409,695
Norfolk Southern Corp.	1,601,190	383,085
Honeywell International, Inc.	1,792,124	380,432
Rockwell Automation	1,220,035	358,739
Boeing Company[2]	1,442,183	317,194
Raytheon Technologies Corp.	3,441,415	295,824
Waste Management, Inc.	1,863,000	278,258
Cintas Corp.	562,501	214,122
PACCAR, Inc.	2,632,704	207,773
Union Pacific Corp.	897,818	175,981
Airbus SE, non-registered shares[1,2]	1,261,786	165,666
FedEx Corp.	619,494	135,849
AMETEK, Inc.	641,003	79,491
Parker-Hannifin Corp.	153,635	42,959
		10,739,302
Energy 2.94%
Canadian Natural Resources, Ltd. (CAD denominated)	26,920,411	984,276
Chevron Corp.	8,167,546	828,598
Enbridge, Inc.	16,720,888	665,492
Enbridge, Inc. (CAD denominated)	3,331,292	132,715
Pioneer Natural Resources Company	3,663,202	609,960
Halliburton Company	27,753,350	600,027
ConocoPhillips	8,540,991	578,823
Valero Energy Corp.	5,355,959	377,970
Baker Hughes Co., Class A	14,135,376	349,568
BP PLC[1]	60,365,261	273,458
Cabot Oil & Gas Corp.	10,763,146	234,206
Exxon Mobil Corp.	3,600,700	211,793
Hess Corp.	2,000,000	156,220
Suncor Energy, Inc.	5,451,551	113,025
DT Midstream, Inc.	537,747	24,865
		6,140,996
Materials 2.90%
Dow, Inc.	13,796,493	794,126
LyondellBasell Industries NV	8,442,905	792,367
Air Products and Chemicals, Inc.	2,939,054	752,721
Vale SA, ordinary nominative shares (ADR)	44,447,802	620,047
Eastman Chemical Company	5,049,127	508,649
Shin-Etsu Chemical Co., Ltd.[1]	2,700,000	455,395
Royal Gold, Inc.[4]	4,134,555	394,809
Rio Tinto PLC[1]	4,388,180	289,734
Wheaton Precious Metals Corp.[3]	7,533,052	283,092
Nucor Corp.	2,477,978	244,056
Franco-Nevada Corp.	1,751,042	227,486
Barrick Gold Corp.	11,223,257	202,580
CF Industries Holdings, Inc.	3,273,000	182,699
Linde PLC	517,402	151,795
Grupo México, SAB de CV, Series B	37,571,000	149,964
		6,049,520
American Balanced Fund — Page 4 of 42

unaudited
Common stocks (continued) Real estate 2.59%	Shares	Value (000)
Crown Castle International Corp. REIT	6,943,217	$1,203,398
Equinix, Inc. REIT	1,167,370	922,374
Iron Mountain, Inc. REIT[3,4]	18,125,569	787,556
Sun Communities, Inc. REIT	4,128,746	764,231
Digital Realty Trust, Inc. REIT	3,847,141	555,720
Boston Properties, Inc. REIT	2,997,425	324,771
VICI Properties, Inc. REIT[3]	10,277,542	291,985
Gaming and Leisure Properties, Inc. REIT	5,295,482	245,287
Embassy Office Parks REIT[1]	36,351,600	165,483
American Tower Corp. REIT	597,688	158,632
		5,419,437
Utilities 1.14%
Enel SpA[1]	106,456,882	817,327
NextEra Energy, Inc.	7,503,911	589,207
Sempra Energy	2,068,418	261,655
American Electric Power Company, Inc.	2,949,500	239,440
CenterPoint Energy, Inc.	9,143,407	224,928
AES Corp.	8,102,987	184,991
DTE Energy Company	659,143	73,633
		2,391,181
Total common stocks (cost: $79,249,404,000)		132,615,999
Preferred securities 0.06% Information technology 0.06%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,892,600	110,779
Financials 0.00%
CoBank, ACB, Class E, 1.299% noncumulative preferred shares[5]	7,440	5,952
Total preferred securities (cost: $63,528,000)		116,731
Investment funds 5.52%
Capital Group Central Corporate Bond Fund[4]	1,147,086,230	11,528,217
Total investment funds (cost: $11,488,968,000)		11,528,217
Convertible stocks 0.20% Health care 0.15%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[3]	122,214	198,276
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	996,147	115,952
		314,228
Information technology 0.05%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	65,419	100,222
Total convertible stocks (cost: $323,748,000)		414,450
American Balanced Fund — Page 5 of 42

unaudited
Bonds, notes & other debt instruments 28.49% U.S. Treasury bonds & notes 11.64% U.S. Treasury 6.90%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2021	$5,786	$5,809
U.S. Treasury 1.375% 2022	49,558	49,778
U.S. Treasury 1.375% 2022	4,007	4,060
U.S. Treasury 1.50% 2022	44,305	44,900
U.S. Treasury 1.625% 2022	38,812	39,515
U.S. Treasury 1.875% 2022	74,535	75,857
U.S. Treasury 2.00% 2022	34,690	34,943
U.S. Treasury 0.125% 2023	234,300	233,691
U.S. Treasury 0.125% 2023	92,000	91,811
U.S. Treasury 0.125% 2023	10,120	10,112
U.S. Treasury 0.25% 2023	60,428	60,355
U.S. Treasury 1.375% 2023	36,605	37,343
U.S. Treasury 1.50% 2023	96,631	98,323
U.S. Treasury 1.625% 2023	35,680	36,482
U.S. Treasury 2.375% 2023	39,650	40,825
U.S. Treasury 2.50% 2023	30,776	31,844
U.S. Treasury 2.75% 2023	19,920	20,721
U.S. Treasury 0.25% 2024	99,120	98,786
U.S. Treasury 0.375% 2024	250,000	248,940
U.S. Treasury 0.375% 2024	22,900	22,880
U.S. Treasury 2.125% 2024	59,470	62,007
U.S. Treasury 2.25% 2024	74,340	78,254
U.S. Treasury 2.25% 2024	49,560	51,738
U.S. Treasury 2.50% 2024	60,223	63,213
U.S. Treasury 0.25% 2025	20,948	20,600
U.S. Treasury 2.00% 2025	29,740	31,119
U.S. Treasury 2.125% 2025	24,780	26,054
U.S. Treasury 2.625% 2025	62,246	66,501
U.S. Treasury 2.75% 2025	113,990	122,709
U.S. Treasury 2.75% 2025	10,675	11,477
U.S. Treasury 2.875% 2025	114,981	124,641
U.S. Treasury 3.00% 2025	178,410	194,192
U.S. Treasury 0.50% 2026	560,627	551,269
U.S. Treasury 0.625% 2026	5,223	5,140
U.S. Treasury 0.75% 2026	224,888	223,194
U.S. Treasury 0.75% 2026	37	37
U.S. Treasury 0.875% 2026	199,124	198,436
U.S. Treasury 2.00% 2026	47,200	49,545
U.S. Treasury 2.25% 2026	52,663	55,813
U.S. Treasury 6.50% 2026	39,650	50,567
U.S. Treasury 0.50% 2027	29,736	28,735
U.S. Treasury 0.625% 2027	117,280	113,166
U.S. Treasury 1.125% 2027	930	933
U.S. Treasury 2.25% 2027	71,436	75,954
U.S. Treasury 2.25% 2027	11,150	11,848
U.S. Treasury 2.375% 2027	4,310	4,611
U.S. Treasury 6.375% 2027	39,650	51,556
U.S. Treasury 6.625% 2027	59,470	76,848
U.S. Treasury 1.00% 2028	250,000	245,180
U.S. Treasury 1.125% 2028	140,255	138,599
U.S. Treasury 1.25% 2028	1,004,865	1,002,841
U.S. Treasury 1.25% 2028	304,323	304,204
U.S. Treasury 1.25% 2028	247,794	247,880
U.S. Treasury 2.75% 2028	10,841	11,866
American Balanced Fund — Page 6 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2028	$50,318	$55,523
U.S. Treasury 3.125% 2028	44,485	49,993
U.S. Treasury 5.25% 2028	119,930	152,502
U.S. Treasury 1.625% 2029	24,780	25,250
U.S. Treasury 1.75% 2029	287,905	296,000
U.S. Treasury 5.25% 2029	39,650	50,642
U.S. Treasury 0.625% 2030	114,675	106,741
U.S. Treasury 0.625% 2030	24,780	23,139
U.S. Treasury 0.875% 2030	179,909	170,815
U.S. Treasury 1.125% 2031	59,470	57,620
U.S. Treasury 1.25% 2031	858,984	838,258
U.S. Treasury 1.625% 2031	1,045,950	1,058,478
U.S. Treasury 4.25% 2039	99,120	134,963
U.S. Treasury 1.125% 2040[6]	172,420	148,323
U.S. Treasury 1.125% 2040	138,770	119,917
U.S. Treasury 1.375% 2040[6]	113,098	101,556
U.S. Treasury 1.75% 2041	778,667	743,872
U.S. Treasury 1.875% 2041[6]	1,023,640	1,000,997
U.S. Treasury 2.25% 2041	140,792	146,356
U.S. Treasury 2.75% 2042	32,660	36,745
U.S. Treasury 2.875% 2043	36,090	41,404
U.S. Treasury 3.125% 2043	47,605	56,706
U.S. Treasury 3.125% 2044	39,447	47,192
U.S. Treasury 3.625% 2044	24,780	31,885
U.S. Treasury 2.50% 2045	51,860	55,984
U.S. Treasury 3.00% 2045	24,780	29,202
U.S. Treasury 3.00% 2045	24,780	29,149
U.S. Treasury 2.75% 2047	99,300	112,680
U.S. Treasury 3.00% 2047	59,532	70,598
U.S. Treasury 3.00% 2048	4,007	4,763
U.S. Treasury 2.00% 2050	172,288	169,193
U.S. Treasury 1.875% 2051[6]	512,624	488,605
U.S. Treasury 2.00% 2051	237,700	233,356
U.S. Treasury 2.375% 2051[6]	2,004,110	2,137,529
		14,413,638
U.S. Treasury inflation-protected securities 4.74%
U.S. Treasury Inflation-Protected Security 0.125% 2022[7]	593,485	608,116
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	381,234	399,045
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	49,567	53,013
U.S. Treasury Inflation-Protected Security 2.375% 2025[7]	71,767	82,412
U.S. Treasury Inflation-Protected Security 0.125% 2026[7]	5,893,779	6,381,690
U.S. Treasury Inflation-Protected Security 0.375% 2027[7]	56,002	61,791
U.S. Treasury Inflation-Protected Security 0.75% 2028[7]	161,678	184,965
U.S. Treasury Inflation-Protected Security 1.75% 2028[7]	34,736	41,797
U.S. Treasury Inflation-Protected Security 0.875% 2029[7]	241,089	278,635
U.S. Treasury Inflation-Protected Security 0.125% 2030[7]	136,658	150,177
U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	280,068	308,440
U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	205,273	225,308
U.S. Treasury Inflation-Protected Security 0.625% 2043[7]	26,832	31,974
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	44,119	60,585
U.S. Treasury Inflation-Protected Security 1.00% 2046[7]	39,963	52,033
U.S. Treasury Inflation-Protected Security 0.875% 2047[7]	39,227	50,260
American Balanced Fund — Page 7 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.25% 2050[7]	$64,667	$72,815
U.S. Treasury Inflation-Protected Security 0.125% 2051[6,7]	782,590	857,219
		9,900,275
Total U.S. Treasury bonds & notes		24,313,913
Mortgage-backed obligations 7.58% Federal agency mortgage-backed obligations 6.90%
Fannie Mae Pool #AI8140 3.50% 2026[8]	12	13
Fannie Mae Pool #AP7539 3.00% 2027[8]	280	296
Fannie Mae Pool #AP7788 3.00% 2027[8]	139	146
Fannie Mae Pool #AO8678 3.00% 2027[8]	114	120
Fannie Mae Pool #AK4347 3.00% 2027[8]	63	67
Fannie Mae Pool #AP0457 3.00% 2027[8]	26	28
Fannie Mae Pool #AQ4458 3.00% 2027[8]	11	11
Fannie Mae Pool #MA1062 3.00% 2027[8]	4	4
Fannie Mae Pool #AK6769 3.50% 2027[8]	11	12
Fannie Mae Pool #AL4693 3.00% 2028[8]	47	49
Fannie Mae Pool #AL3802 3.00% 2028[8]	32	34
Fannie Mae Pool #AL5878 3.50% 2029[8]	193	208
Fannie Mae Pool #FM1465 3.00% 2030[8]	274	290
Fannie Mae Pool #BA0496 3.50% 2030[8]	108	116
Fannie Mae Pool #AL7688 3.50% 2030[8]	85	91
Fannie Mae Pool #AZ5722 3.50% 2030[8]	13	14
Fannie Mae Pool #AL7972 3.50% 2031[8]	127	137
Fannie Mae Pool #BE7150 3.50% 2032[8]	195	209
Fannie Mae Pool #CA0960 3.50% 2032[8]	12	12
Fannie Mae Pool #BJ7443 3.00% 2033[8]	16	17
Fannie Mae Pool #AS0727 3.50% 2033[8]	87	94
Fannie Mae Pool #BJ9002 3.50% 2033[8]	24	26
Fannie Mae Pool #CA1270 3.50% 2033[8]	11	12
Fannie Mae Pool #555880 5.50% 2033[8]	983	1,124
Fannie Mae Pool #555956 5.50% 2033[8]	877	1,011
Fannie Mae Pool #357399 5.50% 2033[8]	96	111
Fannie Mae Pool #FM1394 3.00% 2034[8]	49	52
Fannie Mae Pool #FM5285 3.00% 2035[8]	61,564	65,562
Fannie Mae Pool #MA2138 3.50% 2035[8]	214	231
Fannie Mae Pool #AA0914 5.00% 2035[8]	284	319
Fannie Mae Pool #745092 6.50% 2035[8]	977	1,122
Fannie Mae Pool #887695 6.00% 2036[8]	296	349
Fannie Mae Pool #FM3124 3.00% 2037[8]	67,523	71,614
Fannie Mae Pool #888292 6.00% 2037[8]	2,673	3,161
Fannie Mae Pool #888746 6.50% 2037[8]	577	664
Fannie Mae Pool #256860 6.50% 2037[8]	328	379
Fannie Mae Pool #MA3412 3.50% 2038[8]	436	464
Fannie Mae Pool #MA3280 3.50% 2038[8]	165	176
Fannie Mae Pool #MA3539 4.50% 2038[8]	177	193
Fannie Mae Pool #889658 6.50% 2038[8]	842	980
Fannie Mae Pool #FM1441 3.50% 2039[8]	540	573
Fannie Mae Pool #AD0679 5.50% 2039[8]	26	30
Fannie Mae Pool #AE0395 4.50% 2040[8]	3,395	3,772
Fannie Mae Pool #AE3049 4.50% 2040[8]	2,660	2,973
Fannie Mae Pool #AE5471 4.50% 2040[8]	2,077	2,330
Fannie Mae Pool #AD8536 5.00% 2040[8]	1,559	1,746
American Balanced Fund — Page 8 of 42

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AE2513 5.00% 2040[8]	$1,045	$1,196
Fannie Mae Pool #AE4689 5.00% 2040[8]	438	485
Fannie Mae Pool #932752 5.00% 2040[8]	422	477
Fannie Mae Pool #MA4387 2.00% 2041[8]	35,825	36,402
Fannie Mae Pool #AI2503 4.00% 2041[8]	2,563	2,836
Fannie Mae Pool #AH3575 4.50% 2041[8]	3,202	3,592
Fannie Mae Pool #AI5589 4.50% 2041[8]	48	54
Fannie Mae Pool #AI8121 5.00% 2041[8]	897	1,025
Fannie Mae Pool #AH5452 5.00% 2041[8]	764	872
Fannie Mae Pool #AI0582 5.00% 2041[8]	618	707
Fannie Mae Pool #AH9420 5.00% 2041[8]	440	493
Fannie Mae Pool #AI4289 5.00% 2041[8]	431	485
Fannie Mae Pool #AI3894 5.00% 2041[8]	317	351
Fannie Mae Pool #AI7218 5.00% 2041[8]	310	342
Fannie Mae Pool #AH9370 5.00% 2041[8]	279	309
Fannie Mae Pool #AH9938 5.00% 2041[8]	224	256
Fannie Mae Pool #AI6576 5.00% 2041[8]	131	148
Fannie Mae Pool #MA0791 5.00% 2041[8]	127	144
Fannie Mae Pool #AI7159 5.00% 2041[8]	117	129
Fannie Mae Pool #AI4296 5.00% 2041[8]	110	125
Fannie Mae Pool #AI7058 5.00% 2041[8]	82	93
Fannie Mae Pool #AI1865 5.00% 2041[8]	42	48
Fannie Mae Pool #AI4563 5.00% 2041[8]	6	7
Fannie Mae Pool #AJ1422 5.00% 2041[8]	4	4
Fannie Mae Pool #AK2147 5.00% 2042[8]	229	252
Fannie Mae Pool #AT7696 3.50% 2043[8]	5,696	6,192
Fannie Mae Pool #AT7689 3.50% 2043[8]	2,396	2,608
Fannie Mae Pool #AT7680 3.50% 2043[8]	997	1,084
Fannie Mae Pool #AQ9302 3.50% 2043[8]	706	769
Fannie Mae Pool #AU8813 4.00% 2043[8]	319	360
Fannie Mae Pool #AU9348 4.00% 2043[8]	219	246
Fannie Mae Pool #AU9350 4.00% 2043[8]	183	204
Fannie Mae Pool #AV1538 4.50% 2043[8]	5,855	6,547
Fannie Mae Pool #AL8354 3.50% 2045[8]	7,673	8,368
Fannie Mae Pool #FM2795 3.00% 2046[8]	4,865	5,167
Fannie Mae Pool #MA2608 3.00% 2046[8]	1,733	1,833
Fannie Mae Pool #MA2771 3.00% 2046[8]	1,557	1,647
Fannie Mae Pool #AL8522 3.50% 2046[8]	12,217	13,326
Fannie Mae Pool #BC0157 3.50% 2046[8]	8,521	9,309
Fannie Mae Pool #AS6789 3.50% 2046[8]	8,219	8,874
Fannie Mae Pool #AL9499 3.50% 2046[8]	7,158	7,716
Fannie Mae Pool #AS7168 3.50% 2046[8]	5,356	5,777
Fannie Mae Pool #BD9665 4.00% 2046[8]	1,476	1,617
Fannie Mae Pool #BC7611 4.00% 2046[8]	1,245	1,360
Fannie Mae Pool #FM2265 3.00% 2047[8]	62,111	65,683
Fannie Mae Pool #MA2863 3.00% 2047[8]	29,471	31,157
Fannie Mae Pool #BF0364 3.00% 2047[8]	28,225	29,943
Fannie Mae Pool #BM3528 3.50% 2047[8]	44,347	48,409
Fannie Mae Pool #BH4022 3.50% 2047[8]	22,852	24,300
Fannie Mae Pool #CA0854 3.50% 2047[8]	9,693	10,506
Fannie Mae Pool #CA0770 3.50% 2047[8]	6,572	7,003
Fannie Mae Pool #BE3151 3.50% 2047[8]	1,473	1,592
Fannie Mae Pool #BE3162 3.50% 2047[8]	1,184	1,266
Fannie Mae Pool #BH6387 3.50% 2047[8]	610	647
American Balanced Fund — Page 9 of 42

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BH7779 3.50% 2047[8]	$43	$45
Fannie Mae Pool #CA0453 4.00% 2047[8]	28,547	30,723
Fannie Mae Pool #MA3149 4.00% 2047[8]	19,809	21,369
Fannie Mae Pool #MA3183 4.00% 2047[8]	4,989	5,385
Fannie Mae Pool #BM4413 4.50% 2047[8]	11,370	12,410
Fannie Mae Pool #CA0623 4.50% 2047[8]	4,917	5,370
Fannie Mae Pool #BE9242 4.50% 2047[8]	40	44
Fannie Mae Pool #257030 6.50% 2047[8]	72	78
Fannie Mae Pool #947661 6.50% 2047[8]	38	41
Fannie Mae Pool #256975 7.00% 2047[8]	40	46
Fannie Mae Pool #920015 7.00% 2047[8]	37	43
Fannie Mae Pool #257036 7.00% 2047[8]	14	16
Fannie Mae Pool #256893 7.00% 2047[8]	9	10
Fannie Mae Pool #BF0293 3.00% 2048[8]	93,562	99,783
Fannie Mae Pool #BF0323 3.00% 2048[8]	46,550	49,787
Fannie Mae Pool #BM5822 3.00% 2048[8]	22,130	23,414
Fannie Mae Pool #BF0325 3.50% 2048[8]	58,467	63,307
Fannie Mae Pool #BF0318 3.50% 2048[8]	45,753	49,541
Fannie Mae Pool #BM4033 3.50% 2048[8]	25,974	27,917
Fannie Mae Pool #CA1532 3.50% 2048[8]	13,838	14,737
Fannie Mae Pool #BM3714 3.50% 2048[8]	7,890	8,477
Fannie Mae Pool #BJ6760 3.50% 2048[8]	5,287	5,682
Fannie Mae Pool #BM3332 3.50% 2048[8]	1,992	2,148
Fannie Mae Pool #BK7655 3.907% 2048[8,9]	4,331	4,516
Fannie Mae Pool #BK0199 4.00% 2048[8]	4,832	5,194
Fannie Mae Pool #BK1198 4.00% 2048[8]	2,751	2,958
Fannie Mae Pool #CA2377 4.00% 2048[8]	1,561	1,675
Fannie Mae Pool #BM2007 4.00% 2048[8]	781	838
Fannie Mae Pool #FM1784 4.00% 2048[8]	303	330
Fannie Mae Pool #MA3384 4.00% 2048[8]	257	275
Fannie Mae Pool #BJ4342 4.00% 2048[8]	241	258
Fannie Mae Pool #CA1542 4.00% 2048[8]	223	245
Fannie Mae Pool #CA1015 4.00% 2048[8]	94	102
Fannie Mae Pool #MA3277 4.00% 2048[8]	76	81
Fannie Mae Pool #BJ9260 4.00% 2048[8]	25	27
Fannie Mae Pool #BJ2751 4.50% 2048[8]	10,123	10,989
Fannie Mae Pool #CA2204 4.50% 2048[8]	4,592	4,956
Fannie Mae Pool #CA2642 4.50% 2048[8]	390	424
Fannie Mae Pool #BK1135 4.50% 2048[8]	384	416
Fannie Mae Pool #CA2493 4.50% 2048[8]	287	311
Fannie Mae Pool #BJ8318 4.50% 2048[8]	162	176
Fannie Mae Pool #BK9902 4.50% 2048[8]	124	135
Fannie Mae Pool #BJ5829 4.50% 2048[8]	94	102
Fannie Mae Pool #BK9598 4.50% 2048[8]	29	32
Fannie Mae Pool #BK9366 4.50% 2048[8]	28	30
Fannie Mae Pool #CA4533 3.00% 2049[8]	43,298	46,331
Fannie Mae Pool #CA4756 3.00% 2049[8]	24,632	26,185
Fannie Mae Pool #BO4808 3.00% 2049[8]	20,406	21,717
Fannie Mae Pool #CA3807 3.00% 2049[8]	6,141	6,575
Fannie Mae Pool #CA3806 3.00% 2049[8]	3,511	3,772
Fannie Mae Pool #FM7504 3.50% 2049[8]	89,954	95,548
Fannie Mae Pool #CA4800 3.50% 2049[8]	70,332	77,078
Fannie Mae Pool #CA4079 3.50% 2049[8]	35,348	37,704
Fannie Mae Pool #FM2318 3.50% 2049[8]	33,843	36,677
American Balanced Fund — Page 10 of 42

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA3068 3.50% 2049[8]	$7,030	$7,632
Fannie Mae Pool #CA4112 3.50% 2049[8]	1,395	1,529
Fannie Mae Pool #CA3814 3.50% 2049[8]	1,233	1,351
Fannie Mae Pool #BO5349 3.50% 2049[8]	127	136
Fannie Mae Pool #BO1345 3.50% 2049[8]	53	57
Fannie Mae Pool #FM1913 4.00% 2049[8]	5,274	5,704
Fannie Mae Pool #CA3976 4.00% 2049[8]	2,346	2,553
Fannie Mae Pool #CA3184 4.00% 2049[8]	394	428
Fannie Mae Pool #CA4432 4.00% 2049[8]	258	282
Fannie Mae Pool #FM1668 4.00% 2049[8]	194	212
Fannie Mae Pool #CA6579 2.00% 2050[8]	58,243	58,860
Fannie Mae Pool #CA8285 3.00% 2050[8]	61,321	66,318
Fannie Mae Pool #CA9308 3.00% 2051[8]	145,620	157,190
Fannie Mae Pool #CA8870 3.00% 2051[8]	141,648	151,734
Fannie Mae Pool #FM8453 3.00% 2051[8]	61,551	66,049
Fannie Mae Pool #CA8969 3.00% 2051[8]	1,805	1,919
Fannie Mae Pool #MA4401 3.50% 2051[8]	1,626	1,730
Fannie Mae Pool #MA4358 3.50% 2051[8]	1,017	1,081
Fannie Mae Pool #BF0189 3.00% 2057[8]	11,053	11,958
Fannie Mae Pool #BF0174 3.00% 2057[8]	7,033	7,613
Fannie Mae Pool #BF0177 3.00% 2057[8]	6,916	7,486
Fannie Mae Pool #BF0145 3.50% 2057[8]	150,940	164,602
Fannie Mae Pool #BF0219 3.50% 2057[8]	33,980	37,044
Fannie Mae Pool #BF0262 3.00% 2058[8]	630	682
Fannie Mae Pool #BF0226 3.50% 2058[8]	44,884	49,185
Fannie Mae Pool #BF0332 3.00% 2059[8]	89,596	96,928
Fannie Mae Pool #BF0497 3.00% 2060[8]	43,818	46,707
Fannie Mae Pool #BF0481 3.50% 2060[8]	121,961	132,968
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[8]	252	254
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[8]	3,306	3,328
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[8,9]	453	455
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[8]	1,688	1,691
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[8]	93	94
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[8]	628	637
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[8]	80	81
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.493% 2023[8,9]	603	615
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.61% 2024[8,9]	506	523
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.639% 2024[8,9]	807	842
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.708% 2024[8,9]	730	765
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[8,9]	14,505	15,332
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[8,9]	9,200	9,720
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[8]	66	66
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[8]	121	125
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[8]	678	700
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[8]	1,017	1,049
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[8]	428	441
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[8]	336	344
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[8]	463	479
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.549% 2026[8,9]	37,865	40,082
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[8]	133	135
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[8]	52	52
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[8,9]	22,206	23,907
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[5,8]	76	77
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.174% 2027[8,9]	29,941	32,634
American Balanced Fund — Page 11 of 42

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[8]	$457	$423
Freddie Mac Pool #ZS8455 3.00% 2027[8]	386	407
Freddie Mac Pool #ZK3970 3.00% 2027[8]	274	289
Freddie Mac Pool #ZK4375 3.00% 2027[8]	188	198
Freddie Mac Pool #ZK4018 3.00% 2027[8]	6	7
Freddie Mac Pool #D97504 6.50% 2027[8]	196	211
Freddie Mac Pool #C91130 6.50% 2027[8]	96	108
Freddie Mac Pool #ZK5302 3.00% 2028[8]	840	894
Freddie Mac Pool #ZS6976 3.00% 2028[8]	154	163
Freddie Mac Pool #ZK5749 3.00% 2028[8]	100	107
Freddie Mac Pool #ZK6181 3.00% 2028[8]	99	105
Freddie Mac Pool #C91150 6.50% 2028[8]	105	119
Freddie Mac Pool #ZK7590 3.00% 2029[8]	3,031	3,211
Freddie Mac Pool #ZK7593 3.00% 2029[8]	263	279
Freddie Mac Pool #G16210 3.50% 2032[8]	46	50
Freddie Mac Pool #G16663 3.00% 2033[8]	9,361	9,981
Freddie Mac Pool #G16426 3.00% 2033[8]	5,015	5,380
Freddie Mac Pool #ZA2384 3.50% 2035[8]	285	309
Freddie Mac Pool #C91912 3.00% 2037[8]	21,476	22,780
Freddie Mac Pool #C91917 3.00% 2037[8]	10,012	10,627
Freddie Mac Pool #G06028 5.50% 2037[8]	153	172
Freddie Mac Pool #A56076 5.50% 2037[8]	20	23
Freddie Mac Pool #ZT1449 3.00% 2038[8]	10,107	10,832
Freddie Mac Pool #ZA2505 3.50% 2038[8]	110	116
Freddie Mac Pool #G08248 5.50% 2038[8]	61	71
Freddie Mac Pool #G05979 5.50% 2038[8]	28	32
Freddie Mac Pool #G04552 6.00% 2038[8]	523	617
Freddie Mac Pool #G05546 5.50% 2039[8]	115	134
Freddie Mac Pool #1B7749 2.38% 2040[8,9]	7	7
Freddie Mac Pool #G05937 4.50% 2040[8]	3,323	3,714
Freddie Mac Pool #A90351 4.50% 2040[8]	336	366
Freddie Mac Pool #Q03821 4.50% 2041[8]	612	687
Freddie Mac Pool #A97543 4.50% 2041[8]	405	445
Freddie Mac Pool #A97669 4.50% 2041[8]	226	251
Freddie Mac Pool #Q01190 4.50% 2041[8]	140	151
Freddie Mac Pool #A96552 4.50% 2041[8]	101	109
Freddie Mac Pool #Q03795 4.50% 2041[8]	41	44
Freddie Mac Pool #Q01160 5.00% 2041[8]	168	192
Freddie Mac Pool #Q11220 3.50% 2042[8]	574	622
Freddie Mac Pool #V80026 3.00% 2043[8]	35	37
Freddie Mac Pool #G07921 3.50% 2043[8]	489	531
Freddie Mac Pool #Q23190 4.00% 2043[8]	299	331
Freddie Mac Pool #Q23185 4.00% 2043[8]	235	265
Freddie Mac Pool #Q26734 4.00% 2044[8]	2,168	2,413
Freddie Mac Pool #760014 2.913% 2045[8,9]	1,064	1,106
Freddie Mac Pool #SD0480 3.50% 2045[8]	12,280	13,447
Freddie Mac Pool #Q37988 4.00% 2045[8]	5,777	6,400
Freddie Mac Pool #G60344 4.00% 2045[8]	4,934	5,478
Freddie Mac Pool #Z40130 3.00% 2046[8]	18,001	19,456
Freddie Mac Pool #G60744 3.50% 2046[8]	2,309	2,486
Freddie Mac Pool #V82628 4.00% 2046[8]	11,658	12,791
Freddie Mac Pool #Q40476 4.00% 2046[8]	3,422	3,772
Freddie Mac Pool #Q40458 4.00% 2046[8]	770	843
Freddie Mac Pool #Q41909 4.50% 2046[8]	654	715
American Balanced Fund — Page 12 of 42

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #760015 2.652% 2047[8,9]	$7,348	$7,631
Freddie Mac Pool #G61733 3.00% 2047[8]	21,994	23,566
Freddie Mac Pool #ZT2100 3.00% 2047[8]	9,023	9,557
Freddie Mac Pool #ZS4743 3.50% 2047[8]	81,780	87,021
Freddie Mac Pool #ZS4735 3.50% 2047[8]	58,588	62,065
Freddie Mac Pool #ZS4747 3.50% 2047[8]	45,760	48,727
Freddie Mac Pool #G61295 3.50% 2047[8]	7,215	7,882
Freddie Mac Pool #ZS4726 3.50% 2047[8]	36	38
Freddie Mac Pool #G08775 4.00% 2047[8]	17,722	19,035
Freddie Mac Pool #V83507 4.00% 2047[8]	2,807	3,021
Freddie Mac Pool #G60928 4.50% 2047[8]	3,780	4,131
Freddie Mac Pool #ZM5257 3.00% 2048[8]	17,808	18,705
Freddie Mac Pool #G61628 3.50% 2048[8]	9,386	10,193
Freddie Mac Pool #G61662 3.50% 2048[8]	7,646	8,140
Freddie Mac Pool #Q54547 4.00% 2048[8]	11,495	12,370
Freddie Mac Pool #ZA5889 4.00% 2048[8]	5,274	5,700
Freddie Mac Pool #SI2002 4.00% 2048[8]	56	61
Freddie Mac Pool #SD7507 3.00% 2049[8]	180,083	192,723
Freddie Mac Pool #SD7509 3.00% 2049[8]	67,546	71,830
Freddie Mac Pool #QA5118 3.50% 2049[8]	52,448	56,729
Freddie Mac Pool #V85664 3.50% 2049[8]	43,166	46,566
Freddie Mac Pool #SD7508 3.50% 2049[8]	13,154	14,360
Freddie Mac Pool #SD7506 4.00% 2049[8]	66,320	72,734
Freddie Mac Pool #RA1744 4.00% 2049[8]	1,094	1,185
Freddie Mac Pool #SD7528 2.00% 2050[8]	121,472	122,909
Freddie Mac Pool #RA2334 3.00% 2050[8]	68,085	72,667
Freddie Mac Pool #SD8158 3.50% 2051[8]	5,726	6,092
Freddie Mac Pool #SD8164 3.50% 2051[8]	4,504	4,784
Freddie Mac Pool #SD8163 3.50% 2051[8]	2,689	2,850
Freddie Mac, Series T041, Class 3A, 4.971% 2032[8,9]	929	1,034
Freddie Mac, Series 3318, Class JT, 5.50% 2037[8]	1,195	1,369
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[8]	16,547	17,082
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[8]	860	874
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[8]	44,055	46,181
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[8]	13,385	14,219
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[8,9]	58,789	64,148
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[8]	27,390	29,635
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[8]	14,670	16,181
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[8]	28,290	31,035
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[8]	29,555	32,575
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[8,9]	20,340	22,432
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[8]	3,800	4,188
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[8]	17,350	19,231
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[8]	11,003	12,647
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[8]	47,086	49,077
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[8,9]	46,302	48,280
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[8,9]	19,913	20,758
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[8]	6,811	7,101
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[8,9]	26,757	27,972
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[8,9]	9,136	9,816
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[8]	33,304	34,891
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[8]	18,625	19,856
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[8]	7,644	8,158
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[8]	92,710	97,381
American Balanced Fund — Page 13 of 42

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[8]	$49,537	$51,611
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[8]	10,010	10,562
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[8]	14,614	15,250
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[8]	37,922	39,640
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[8]	24,325	26,079
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[8]	7,070	7,218
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[8]	1,427	1,398
Government National Mortgage Assn. 4.50% 2048[8]	2,263	2,418
Government National Mortgage Assn. 2.00% 2051[8,10]	235,581	238,544
Government National Mortgage Assn. 2.50% 2051[8,10]	8,718	9,000
Government National Mortgage Assn. 2.50% 2051[8,10]	6,699	6,904
Government National Mortgage Assn. 3.00% 2051[8,10]	50,000	52,242
Government National Mortgage Assn. 4.00% 2051[8,10]	24,603	26,110
Government National Mortgage Assn. 4.50% 2051[8,10]	27,435	29,257
Government National Mortgage Assn. Pool #004291 6.00% 2038[8]	1,668	1,955
Government National Mortgage Assn. Pool #783219 4.00% 2041[8]	4,147	4,604
Government National Mortgage Assn. Pool #MA1601 4.00% 2044[8]	53	58
Government National Mortgage Assn. Pool #MA3175 4.50% 2045[8]	4,371	4,831
Government National Mortgage Assn. Pool #MA3107 4.50% 2045[8]	101	112
Government National Mortgage Assn. Pool #MA3873 3.00% 2046[8]	33,042	34,812
Government National Mortgage Assn. Pool #MA4901 4.00% 2047[8]	29,185	31,281
Government National Mortgage Assn. Pool #MA4587 4.00% 2047[8]	17,751	19,027
Government National Mortgage Assn. Pool #MA4779 4.00% 2047[8]	3,679	3,943
Government National Mortgage Assn. Pool #MA4653 4.00% 2047[8]	3,010	3,226
Government National Mortgage Assn. Pool #MA5191 3.50% 2048[8]	33,687	35,689
Government National Mortgage Assn. Pool #MA5078 4.00% 2048[8]	33,655	36,072
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[8]	760	811
Government National Mortgage Assn. Pool #MA5193 4.50% 2048[8]	6,364	6,797
Government National Mortgage Assn. Pool #MA5816 3.50% 2049[8]	37,730	39,791
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[8]	11,235	11,959
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[8]	877	933
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[8]	54,017	57,781
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[8]	3,960	4,227
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[8]	3,924	4,205
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[8]	302	322
Government National Mortgage Assn. Pool #710085 5.016% 2061[8]	4	5
Uniform Mortgage-Backed Security 1.50% 2036[8,10]	500	504
Uniform Mortgage-Backed Security 2.00% 2036[8,10]	75,878	78,152
Uniform Mortgage-Backed Security 2.50% 2036[8,10]	45,194	47,085
Uniform Mortgage-Backed Security 3.00% 2036[8,10]	8,311	8,742
Uniform Mortgage-Backed Security 2.00% 2051[8,10]	1,890,169	1,887,733
Uniform Mortgage-Backed Security 2.00% 2051[8,10]	603,421	604,010
Uniform Mortgage-Backed Security 2.50% 2051[8,10]	3,989,757	4,096,515
Uniform Mortgage-Backed Security 2.50% 2051[8,10]	557,024	573,278
Uniform Mortgage-Backed Security 3.00% 2051[8,10]	990,087	1,034,781
Uniform Mortgage-Backed Security 3.00% 2051[8,10]	458,827	480,137
Uniform Mortgage-Backed Security 3.50% 2051[8,10]	73,264	77,524
Uniform Mortgage-Backed Security 4.00% 2051[8,10]	349,562	374,544
Uniform Mortgage-Backed Security 4.50% 2051[8,10]	26,925	29,124
		14,420,180
American Balanced Fund — Page 14 of 42

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 0.35%	Principal amount (000)	Value (000)
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[5,8,9]	$10,011	$10,030
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[5,8]	1,301	1,311
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.686% 2029[5,8,9]	27,930	28,032
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[5,8,9]	4,721	4,804
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[5,8,9]	3,648	3,733
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[5,8,9]	3,444	3,454
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[5,8,9]	8,301	8,634
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 2.54% 2033[8,9]	444	446
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[5,8,9]	2,545	2,572
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[5,8]	17,892	18,405
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[5,8,9]	18,859	19,203
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[8]	257	273
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[8]	110	115
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[8]	890	945
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[5,8]	82,506	91,040
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[5,8]	20,795	22,729
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[5,8,9]	28,633	29,173
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[5,8,9]	21,348	21,712
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[5,8,9]	20,132	20,395
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[5,8,9]	19,810	20,095
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.386% 2027[8,9]	8,612	8,778
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[5,8,9]	4,439	4,512
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[8]	930	1,022
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[5,8,9]	—[11]	—[11]
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[5,8,9]	27,729	27,870
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[5,8,9]	16,409	16,516
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[5,8,9]	9,212	9,229
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[5,8,9]	8,136	8,153
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.836% 2052[5,8,9]	10,904	10,917
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.886% 2053[5,8,9]	15,402	15,455
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.085% 2023[5,8,9]	42,938	43,003
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.70% 2022[5,8,9]	42,646	42,692
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.79% 2022[5,8,9]	47,844	47,911
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[5,8,9]	98,056	98,056
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[5,8,9]	1,014	1,069
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.786% 2055[5,8,9]	16,925	16,874
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[5,8,9]	7,315	7,301
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[5,8,9]	—[11]	—[11]
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.736% 2054[5,8,9]	32,287	32,328
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.786% 2054[5,8,9]	12,790	12,803
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[5,8]	802	813
ZH Trust, Series 2021-1, Class A, 2.253% 2027[5,8]	6,341	6,364
ZH Trust, Series 2021-2, Class A, 2.349% 2027[5,8]	13,760	13,859
		732,626
Commercial mortgage-backed securities 0.33%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[8]	405	453
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[8]	3,422	3,898
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[8]	4,013	4,354
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[8]	515	557
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[8]	795	882
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[8,9]	9,618	11,005
American Balanced Fund — Page 15 of 42

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[8]	$17,962	$18,478
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.934% 2036[5,8,9]	11,890	11,906
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[8]	11,250	12,344
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[8]	9,988	11,501
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[8]	17,048	17,363
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[8,9]	3,073	3,591
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[8]	8,000	8,556
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.689% 2023[5,8,9]	34,729	34,594
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.80% 2036[5,8,9]	43,661	43,746
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.05% 2036[5,8,9]	21,880	21,926
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.754% 2038[5,8,9]	54,593	54,685
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[8]	12,890	14,104
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[8]	2,325	2,401
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[8]	800	854
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[8]	2,395	2,611
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[5,8,9]	1,070	1,138
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[8]	1,280	1,368
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[8]	15,135	16,513
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[8]	4,537	4,779
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.713% 2048[8,9]	701	747
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[8,9]	1,000	1,032
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[8]	550	587
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.164% 2038[5,8,9]	18,741	18,825
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.464% 2038[5,8,9]	15,198	15,293
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.784% 2038[5,8,9]	10,898	10,995
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.334% 2038[5,8,9]	4,797	4,867
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[5,8]	38,150	38,758
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 2048[8]	4,397	4,668
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[8]	1,568	1,714
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[8]	405	460
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[8]	26,485	27,153
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[8]	12,784	13,646
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[8]	2,520	2,768
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[5,8]	3,075	3,174
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[5,8]	12,316	12,647
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[8,9]	8,015	8,802
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[5,8]	72,851	74,359
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.885% 2026[5,8,9]	16,128	16,169
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[8]	3,318	3,481
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[8]	8,016	8,581
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[8]	2,498	2,593
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[8]	1,600	1,708
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[8]	972	1,071
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[8]	2,490	2,705
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.698% 2049[8,9]	704	744
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[5,8]	64,587	66,917
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[8]	9,492	10,187
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.23% 2048[8,9]	750	788
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[8]	1,212	1,227
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[8]	455	486
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[8]	10,015	11,085
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[8]	4,008	4,334
American Balanced Fund — Page 16 of 42

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[8]	$800	$869
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[8]	795	873
		677,920
Total mortgage-backed obligations		15,830,726
Corporate bonds, notes & loans 6.30% Financials 1.55%
AerCap Holdings NV 6.50% 2025	7,190	8,340
Ally Financial, Inc. 8.00% 2031	7,500	10,732
American International Group, Inc. 2.50% 2025	11,150	11,680
American International Group, Inc. 4.20% 2028	2,190	2,497
American International Group, Inc. 3.40% 2030	5,000	5,460
American International Group, Inc. 4.375% 2050	4,240	5,228
Arthur J. Gallagher & Co. 3.50% 2051	5,616	6,024
AXA SA, Series B, 6.379% junior subordinated perpetual bonds (3-month USD-LIBOR + 2.256% on 12/14/2036)[5,12]	2,000	2,800
Banco Santander, SA 1.722% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[12]	20,600	20,515
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[12]	21,127	21,573
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[12]	19,820	19,679
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[12]	15,922	16,020
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[12]	3,490	3,785
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[12]	48,078	48,030
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[12]	58,588	57,792
Bank of China, Ltd. (Hong Kong Branch) 3.875% 2025	969	1,053
Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	356	394
Berkshire Hathaway Finance Corp. 4.20% 2048	2,260	2,743
Berkshire Hathaway Finance Corp. 4.25% 2049	2,500	3,051
BNP Paribas 3.80% 2024[5]	59,745	63,720
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[5,12]	10,084	10,565
BNP Paribas 3.375% 2025[5]	56,594	60,364
BNP Paribas 4.375% 2025[5]	5,700	6,256
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[5,12]	42,720	43,864
BNP Paribas 4.375% 2026[5]	6,350	7,017
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[5,12]	31,320	30,806
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[5,12]	24,200	23,990
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[5,12]	12,900	13,182
Charles Schwab Corp. 3.45% 2026	1,616	1,765
Citigroup, Inc. 4.60% 2026	7,017	7,929
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[12]	5,370	5,649
Citigroup, Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[12]	2,330	2,692
CME Group, Inc. 3.75% 2028	2,230	2,519
Crédit Agricole SA 4.375% 2025[5]	5,460	5,964
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[5,12]	17,800	18,146
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[5,12]	12,425	12,254
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[5,12]	22,137	22,740
Credit Suisse Group AG 3.80% 2023	6,537	6,889
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[5,12]	3,275	3,396
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[5,12]	23,000	23,441
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[5,12]	41,805	40,896
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,12]	6,200	6,772
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[5,12]	13,346	14,956
American Balanced Fund — Page 17 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[5,12]	$41,807	$42,781
Danske Bank AS 2.70% 2022[5]	5,630	5,686
Danske Bank AS 1.549% 2027[5]	45,000	44,670
Deutsche Bank AG 4.25% 2021	1,774	1,776
Deutsche Bank AG 3.30% 2022	13,571	14,004
Deutsche Bank AG 5.00% 2022	7,045	7,161
Deutsche Bank AG 3.95% 2023	63,683	66,567
Deutsche Bank AG 0.898% 2024	19,230	19,217
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[12]	45,250	46,393
Deutsche Bank AG 3.70% 2024	76,967	82,019
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[12]	39,100	42,305
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[12]	107,453	109,197
Deutsche Bank AG 4.10% 2026	26,686	29,250
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[12]	23,065	24,631
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[12]	8,900	9,038
GE Capital Funding, LLC 4.05% 2027	20,050	22,523
GE Capital Funding, LLC 4.40% 2030	49,400	57,269
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[12]	29,515	29,096
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[12]	44,600	44,450
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[12]	5,102	5,650
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[12]	46,000	45,574
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[12]	6,510	6,593
Groupe BPCE SA 2.75% 2023[5]	2,510	2,588
Groupe BPCE SA 5.70% 2023[5]	13,830	15,167
Groupe BPCE SA 4.625% 2024[5]	33,950	36,974
Groupe BPCE SA 5.15% 2024[5]	39,440	43,596
Groupe BPCE SA 1.00% 2026[5]	25,000	24,609
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[5,12]	6,350	6,360
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[5,12]	19,650	19,098
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[12]	5,630	5,701
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[12]	2,350	2,452
HSBC Holdings PLC 1.589% 2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[12]	3,250	3,230
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[12]	5,940	6,559
Huarong Finance 2017 Co., Ltd. 4.25% 2027	47,000	43,240
Huarong Finance II Co., Ltd. 5.50% 2025	44,000	43,670
Intesa Sanpaolo SpA 3.125% 2022[5]	61,295	62,599
Intesa Sanpaolo SpA 3.375% 2023[5]	68,977	71,361
Intesa Sanpaolo SpA 3.25% 2024[5]	5,540	5,852
Intesa Sanpaolo SpA 5.017% 2024[5]	78,202	84,459
Intesa Sanpaolo SpA 3.875% 2027[5]	70,094	75,986
Intesa Sanpaolo SpA 3.875% 2028[5]	43,573	46,798
Jefferies Financial Group, Inc. 5.50% 2023	830	883
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[12]	8,858	8,694
JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[12]	92,000	91,449
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[12]	54,174	54,329
JPMorgan Chase & Co. 3.157% 2042 (USD-SOFR + 1.46% on 4/22/2041)[12]	19,820	20,599
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[12]	21,318	21,485
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[12]	3,200	3,284
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[12]	22,400	23,248
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[12]	3,100	3,099
Marsh & McLennan Companies, Inc. 3.875% 2024	2,500	2,689
American Balanced Fund — Page 18 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Marsh & McLennan Companies, Inc. 4.375% 2029	$3,750	$4,357
Marsh & McLennan Companies, Inc. 2.25% 2030	7,010	7,066
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	12,500	13,179
Mitsubishi UFJ Financial Group, Inc. 2.193% 2025	16,520	17,094
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[12]	48,000	47,976
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[12]	34,000	33,942
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[12]	9,990	9,818
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[12]	5,000	5,164
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[12]	45,200	45,006
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[12]	6,579	6,602
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[12]	9,995	9,593
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[12]	43,824	43,097
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[12]	2,854	2,989
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2050)[12]	3,130	4,647
MSCI, Inc. 3.25% 2033[5]	26,400	26,736
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 2.406% 2024[5,9]	8,150	8,160
New York Life Global Funding 2.25% 2022[5]	2,910	2,956
New York Life Global Funding 2.35% 2026[5]	2,970	3,102
OMERS Finance Trust 1.10% 2026[5]	29,740	29,780
Power Financial Corp., Ltd. 5.25% 2028	3,067	3,422
Power Financial Corp., Ltd. 6.15% 2028	2,760	3,250
Power Financial Corp., Ltd. 4.50% 2029	4,446	4,720
Power Financial Corp., Ltd. 3.95% 2030	9,727	9,959
Prudential Financial, Inc. 4.35% 2050	8,750	10,978
Rabobank Nederland 2.75% 2022	2,780	2,799
Royal Bank of Canada 1.15% 2025	4,420	4,430
Santander Holdings USA, Inc. 4.45% 2021	6,387	6,407
Santander Holdings USA, Inc. 3.70% 2022	20,872	21,141
Santander Holdings USA, Inc. 3.40% 2023	31,220	32,293
Santander Holdings USA, Inc. 3.50% 2024	41,605	44,210
Skandinaviska Enskilda Banken AB 2.80% 2022	2,490	2,519
Synchrony Financial 2.85% 2022	18,565	18,905
Synchrony Financial 4.25% 2024	12,369	13,371
Synchrony Financial 4.375% 2024	11,550	12,468
Toronto-Dominion Bank 2.65% 2024	7,113	7,487
Toronto-Dominion Bank 1.25% 2026	32,747	32,528
Travelers Companies, Inc. 4.00% 2047	3,380	4,059
UBS Group AG 4.125% 2025[5]	4,030	4,454
UBS Group AG 1.49% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[5,12]	39,750	39,314
UniCredit SpA 3.75% 2022[5]	72,196	73,392
UniCredit SpA 6.572% 2022[5]	103,370	105,052
UniCredit SpA 4.625% 2027[5]	5,540	6,217
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[5,12]	29,627	32,973
Unum Group 3.875% 2025	5,045	5,467
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[12]	90,233	94,004
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[12]	4,040	4,222
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[12]	2,650	3,562
Westpac Banking Corp. 2.75% 2023	6,880	7,097
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[12]	3,750	3,884
American Balanced Fund — Page 19 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[12]	$3,750	$4,077
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[12]	28,300	27,731
Westpac Banking Corp. 2.963% 2040	12,915	12,804
		3,249,536
Energy 1.07%
Baker Hughes, a GE Co. 4.486% 2030	6,120	7,167
Canadian Natural Resources, Ltd. 3.80% 2024	24	26
Canadian Natural Resources, Ltd. 2.05% 2025	4,810	4,927
Canadian Natural Resources, Ltd. 3.85% 2027	9,656	10,568
Canadian Natural Resources, Ltd. 2.95% 2030	14,723	15,260
Canadian Natural Resources, Ltd. 4.95% 2047	971	1,206
Cenovus Energy, Inc. 5.375% 2025	18,304	20,857
Cenovus Energy, Inc. 4.25% 2027	76,447	85,022
Cenovus Energy, Inc. 2.65% 2032	10,850	10,655
Cenovus Energy, Inc. 5.40% 2047	50,949	62,616
Cheniere Energy, Inc. 5.125% 2027	16,850	19,492
Diamondback Energy, Inc. 4.40% 2051	41,294	46,921
Enbridge Energy Partners LP 5.875% 2025	2,500	2,917
Enbridge Energy Partners LP 7.375% 2045	30,315	48,056
Enbridge Energy Partners LP, Series B, 7.50% 2038	9,250	13,789
Enbridge, Inc. 3.70% 2027	2,373	2,610
Enbridge, Inc. 4.00% 2049	24,780	27,852
Energy Transfer Operating LP 5.875% 2024	1,133	1,245
Energy Transfer Operating LP 2.90% 2025	34,105	35,763
Energy Transfer Operating LP 3.75% 2030	25,002	27,031
Energy Transfer Operating LP 5.00% 2050	80,401	92,926
Energy Transfer Partners LP 4.20% 2023	11,090	11,783
Energy Transfer Partners LP 4.50% 2024	18,235	19,725
Energy Transfer Partners LP 4.20% 2027	958	1,061
Energy Transfer Partners LP 4.95% 2028	12,115	13,909
Energy Transfer Partners LP 5.25% 2029	24,780	29,066
Energy Transfer Partners LP 6.125% 2045	10,000	12,745
Energy Transfer Partners LP 5.30% 2047	13,841	16,242
Energy Transfer Partners LP 6.00% 2048	3,270	4,156
Energy Transfer Partners LP 6.25% 2049	52,820	69,515
Enterprise Products Operating LLC 3.90% 2024	4,140	4,419
Enterprise Products Operating LLC 3.20% 2052	2,425	2,352
Equinor ASA 1.75% 2026	9,289	9,521
Equinor ASA 3.625% 2028	14,615	16,305
Exxon Mobil Corp. 2.019% 2024	7,090	7,379
Halliburton Company 3.80% 2025	273	299
Kinder Morgan, Inc. 5.30% 2034	2,050	2,532
Kinder Morgan, Inc. 3.60% 2051	19,820	20,073
MPLX LP 3.50% 2022	5,345	5,515
MPLX LP 4.875% 2025	5,000	5,590
MPLX LP 1.75% 2026	11,259	11,336
MPLX LP 4.125% 2027	5,880	6,569
MPLX LP 2.65% 2030	9,351	9,390
MPLX LP 4.50% 2038	3,130	3,499
MPLX LP 4.70% 2048	14,870	17,201
MPLX LP 5.50% 2049	22,424	28,475
American Balanced Fund — Page 20 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 2.20% 2025	$745	$762
ONEOK, Inc. 5.85% 2026	25,312	29,717
ONEOK, Inc. 3.10% 2030	2,079	2,172
ONEOK, Inc. 6.35% 2031	19,736	25,294
ONEOK, Inc. 4.95% 2047	1,005	1,190
ONEOK, Inc. 5.20% 2048	38,202	46,334
ONEOK, Inc. 4.45% 2049	2,525	2,827
ONEOK, Inc. 4.50% 2050	7,590	8,437
ONEOK, Inc. 7.15% 2051	7,330	10,640
Petróleos Mexicanos 5.375% 2022	5,140	5,227
Petróleos Mexicanos 6.875% 2025[5]	31,230	34,236
Petróleos Mexicanos 6.875% 2026	161,033	175,341
Petróleos Mexicanos 6.50% 2027	146,455	154,876
Petróleos Mexicanos 5.35% 2028	29,740	29,359
Petróleos Mexicanos 6.50% 2029	2,698	2,777
Petróleos Mexicanos 6.84% 2030	83,984	86,858
Petróleos Mexicanos 5.95% 2031	25,009	24,277
Phillips 66 2.15% 2030	10,261	10,018
Phillips 66 Partners LP 3.605% 2025	1,950	2,087
Phillips 66 Partners LP 3.55% 2026	3,350	3,614
Phillips 66 Partners LP 4.68% 2045	6,580	7,585
Phillips 66 Partners LP 4.90% 2046	5,510	6,557
Pioneer Natural Resources Company 1.125% 2026	9,162	9,049
Pioneer Natural Resources Company 2.15% 2031	24,672	24,010
Plains All American Pipeline LP 3.80% 2030	5,683	6,071
Qatar Petroleum 1.375% 2026[5]	22,000	21,865
Qatar Petroleum 2.25% 2031[5]	64,770	64,237
Qatar Petroleum 3.125% 2041[5]	16,190	16,213
Qatar Petroleum 3.30% 2051[5]	14,645	14,821
SA Global Sukuk, Ltd. 0.946% 2024[5]	41,655	41,299
SA Global Sukuk, Ltd. 1.602% 2026[5]	206,060	205,031
SA Global Sukuk, Ltd. 2.694% 2031[5]	52,960	53,512
Sabine Pass Liquefaction, LLC 5.625% 2023[12]	49,560	52,682
Sabine Pass Liquefaction, LLC 5.75% 2024	49,560	55,211
Sabine Pass Liquefaction, LLC 5.875% 2026	2,570	3,026
Sabine Pass Liquefaction, LLC 4.20% 2028	3,290	3,676
Saudi Arabian Oil Co. 2.875% 2024[5]	52,411	54,685
Schlumberger BV 4.00% 2025[5]	2,500	2,756
Statoil ASA 2.75% 2021	5,395	5,409
Statoil ASA 3.25% 2024	1,690	1,817
Statoil ASA 4.25% 2041	6,000	7,260
Suncor Energy, Inc. 3.10% 2025	2,460	2,621
Suncor Energy, Inc. 3.75% 2051	7,040	7,560
Sunoco Logistics Operating Partners LP 4.00% 2027	3,300	3,643
Sunoco Logistics Operating Partners LP 5.40% 2047	2,500	2,984
Total Capital International 3.127% 2050	10,000	10,072
TransCanada PipeLines, Ltd. 4.25% 2028	4,270	4,865
TransCanada PipeLines, Ltd. 4.875% 2048	2,500	3,159
TransCanada PipeLines, Ltd., junior subordinated, 5.625% 2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[12]	6,410	6,931
Williams Partners LP 4.50% 2023	6,400	6,859
Williams Partners LP 4.30% 2024	7,870	8,452
Williams Partners LP 3.90% 2025	516	558
Williams Partners LP 6.30% 2040	3,305	4,512
American Balanced Fund — Page 21 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 5.10% 2045	$2,203	$2,731
Woodside Petroleum, Ltd. 3.65% 2025[5]	3,100	3,297
		2,246,622
Consumer discretionary 0.82%
Alibaba Group Holding, Ltd. 2.125% 2031	10,130	9,743
Amazon.com, Inc. 1.20% 2027	6,250	6,233
Amazon.com, Inc. 1.50% 2030	8,750	8,515
Amazon.com, Inc. 2.50% 2050	3,070	2,880
Amazon.com, Inc. 2.70% 2060	2,770	2,605
American Honda Finance Corp. 3.50% 2028	2,500	2,763
Bayerische Motoren Werke AG 3.45% 2023[5]	10,760	11,239
Bayerische Motoren Werke AG 0.80% 2024[5]	12,857	12,914
DaimlerChrysler North America Holding Corp. 1.75% 2023[5]	31,720	32,304
DaimlerChrysler North America Holding Corp. 3.65% 2024[5]	15,930	16,998
Ford Motor Credit Company LLC 4.542% 2026	3,697	3,991
Ford Motor Credit Company LLC 3.815% 2027	3,000	3,116
General Motors Company 5.40% 2023	2,222	2,424
General Motors Company 6.125% 2025	32,572	38,178
General Motors Company 4.20% 2027	1,719	1,912
General Motors Company 6.80% 2027	29,197	36,486
General Motors Financial Co. 1.70% 2023	7,543	7,688
General Motors Financial Co. 3.25% 2023	5,983	6,172
General Motors Financial Co. 3.70% 2023	11,147	11,633
General Motors Financial Co. 3.50% 2024	12,498	13,380
General Motors Financial Co. 3.95% 2024	43,175	46,156
General Motors Financial Co. 5.10% 2024	6,257	6,832
General Motors Financial Co. 2.75% 2025	22,201	23,220
General Motors Financial Co. 4.30% 2025	2,040	2,240
General Motors Financial Co. 1.25% 2026	20,000	19,755
General Motors Financial Co. 1.50% 2026	72,766	72,358
General Motors Financial Co. 4.00% 2026	7,853	8,653
General Motors Financial Co. 2.70% 2027	38,588	40,116
General Motors Financial Co. 2.40% 2028	33,350	33,663
General Motors Financial Co. 3.60% 2030	5,785	6,210
General Motors Financial Co. 2.35% 2031	40,455	39,653
General Motors Financial Co. 2.70% 2031	13,855	13,823
Home Depot, Inc. 1.50% 2028	15,000	14,844
Home Depot, Inc. 2.95% 2029	2,390	2,581
Home Depot, Inc. 1.375% 2031	19,694	18,691
Home Depot, Inc. 1.875% 2031	15,000	14,735
Home Depot, Inc. 2.375% 2051	10,000	9,046
Hyundai Capital America 2.85% 2022[5]	15,347	15,718
Hyundai Capital America 3.00% 2022[5]	40,140	40,837
Hyundai Capital America 3.25% 2022[5]	4,430	4,542
Hyundai Capital America 3.95% 2022[5]	19,820	20,044
Hyundai Capital America 1.25% 2023[5]	13,111	13,227
Hyundai Capital America 2.375% 2023[5]	39,473	40,352
Hyundai Capital America 5.75% 2023[5]	9,000	9,653
Hyundai Capital America 0.875% 2024[5]	21,810	21,701
Hyundai Capital America 1.00% 2024[5]	91,880	91,586
Hyundai Capital America 3.40% 2024[5]	36,500	38,708
Hyundai Capital America 1.80% 2025[5]	3,275	3,309
Hyundai Capital America 2.65% 2025[5]	51,765	53,795
American Balanced Fund — Page 22 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 5.875% 2025[5]	$9,000	$10,290
Hyundai Capital America 1.30% 2026[5]	23,790	23,419
Hyundai Capital America 1.50% 2026[5]	25,750	25,485
Hyundai Capital America 1.65% 2026[5]	64,550	64,002
Hyundai Capital America 2.375% 2027[5]	23,641	23,977
Hyundai Capital America 3.00% 2027[5]	41,243	43,409
Hyundai Capital America 1.80% 2028[5]	21,000	20,568
Hyundai Capital America 2.00% 2028[5]	13,558	13,328
Hyundai Capital America 2.10% 2028[5]	31,375	30,947
Hyundai Capital Services, Inc. 1.25% 2026[5]	9,245	9,110
Lowe’s Companies, Inc. 1.70% 2030	5,113	4,892
Marriott International, Inc. 5.75% 2025	1,305	1,493
Marriott International, Inc. 3.125% 2026	1,640	1,755
Marriott International, Inc. 2.75% 2033	21,432	20,970
Nissan Motor Acceptance Co. LLC 1.125% 2024[5]	21,300	21,267
Nissan Motor Acceptance Co. LLC 1.85% 2026[5]	46,000	45,550
Nissan Motor Acceptance Co. LLC 2.45% 2028[5]	23,975	23,720
Nissan Motor Co., Ltd. 2.60% 2022[5]	3,350	3,412
Nissan Motor Co., Ltd. 3.043% 2023[5]	800	832
Nissan Motor Co., Ltd. 3.522% 2025[5]	30,055	31,970
Nissan Motor Co., Ltd. 2.00% 2026[5]	44,600	44,725
Nissan Motor Co., Ltd. 4.345% 2027[5]	39,000	42,873
Nissan Motor Co., Ltd. 2.75% 2028[5]	41,605	42,087
Nissan Motor Co., Ltd. 4.81% 2030[5]	44,660	50,257
Sands China, Ltd. 2.30% 2027[5]	2,795	2,706
Stellantis Finance US, Inc. 1.711% 2027[5]	37,075	36,975
Stellantis Finance US, Inc. 2.691% 2031[5]	28,325	28,068
The Board of Trustees of The Leland Stanford Junior University 1.289% 2027	4,000	4,016
Toyota Motor Credit Corp. 3.00% 2025	12,390	13,214
Toyota Motor Credit Corp. 0.80% 2026	19,470	19,217
Volkswagen Group of America Finance, LLC 2.85% 2024[5]	10,113	10,636
Volkswagen Group of America Finance, LLC 1.25% 2025[5]	5,200	5,179
Volkswagen Group of America Finance, LLC 3.35% 2025[5]	10,544	11,277
Volkswagen Group of America Finance, LLC 4.625% 2025[5]	23,511	26,442
		1,715,290
Industrials 0.70%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	10,369	10,268
Air Lease Corp. 0.80% 2024	38,325	38,109
Air Lease Corp. 2.875% 2026	42,555	44,486
Air Lease Corp. 2.10% 2028	27,525	26,746
Avolon Holdings Funding, Ltd. 3.625% 2022[5]	16,305	16,551
Avolon Holdings Funding, Ltd. 3.95% 2024[5]	43,930	46,660
Avolon Holdings Funding, Ltd. 2.125% 2026[5]	38,712	38,334
Avolon Holdings Funding, Ltd. 4.25% 2026[5]	22,800	24,534
Avolon Holdings Funding, Ltd. 4.375% 2026[5]	10,390	11,224
Avolon Holdings Funding, Ltd. 2.528% 2027[5]	7,587	7,468
Avolon Holdings Funding, Ltd. 3.25% 2027[5]	26,760	27,612
Avolon Holdings Funding, Ltd. 2.75% 2028[5]	19,820	19,783
Boeing Company 4.508% 2023	28,132	29,728
Boeing Company 1.95% 2024	28,259	28,928
Boeing Company 2.80% 2024	1,489	1,549
Boeing Company 4.875% 2025	150,447	167,506
Boeing Company 2.196% 2026	71,641	72,185
American Balanced Fund — Page 23 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Company 2.75% 2026	$103,881	$108,256
Boeing Company 3.10% 2026	7,224	7,639
Boeing Company 5.04% 2027	62,893	72,386
Boeing Company 3.25% 2028	71,506	75,580
Boeing Company 3.25% 2028	22,113	23,166
Boeing Company 5.15% 2030	53,884	63,276
Boeing Company 3.625% 2031	8,895	9,528
Boeing Company 3.60% 2034	4,240	4,435
Boeing Company 3.90% 2049	7,056	7,278
Boeing Company 5.805% 2050	58,660	78,330
Carrier Global Corp. 2.242% 2025	4,990	5,172
Carrier Global Corp. 2.493% 2027	2,500	2,615
Carrier Global Corp. 3.377% 2040	2,500	2,627
CSX Corp. 3.80% 2028	3,590	4,016
CSX Corp. 4.25% 2029	3,650	4,199
CSX Corp. 4.30% 2048	4,750	5,770
Emerson Electric Co. 1.80% 2027	1,480	1,510
General Electric Capital Corp. 4.418% 2035	3,730	4,480
General Electric Co. 3.45% 2027	35,630	39,100
General Electric Co. 3.625% 2030	43,579	48,456
Honeywell International, Inc. 1.85% 2021	4,480	4,485
Honeywell International, Inc. 2.15% 2022	4,490	4,557
Honeywell International, Inc. 2.30% 2024	6,660	6,980
L3Harris Technologies, Inc. 1.80% 2031	22,725	21,946
Masco Corp. 1.50% 2028	6,884	6,703
Masco Corp. 2.00% 2031	6,626	6,417
Masco Corp. 3.125% 2051	3,059	3,007
Mexico City Airport Trust 3.875% 2028[5]	920	949
Mexico City Airport Trust 5.50% 2046	1,290	1,311
Mexico City Airport Trust 5.50% 2047	18,070	18,491
Mexico City Airport Trust 5.50% 2047[5]	5,640	5,771
Norfolk Southern Corp. 3.05% 2050	6,319	6,311
Northrop Grumman Corp. 2.93% 2025	7,120	7,546
Raytheon Technologies Corp. 1.90% 2031	13,845	13,445
Raytheon Technologies Corp. 2.82% 2051	15,000	14,243
Siemens AG 1.20% 2026[5]	33,341	33,235
Siemens AG 1.70% 2028[5]	29,740	29,653
Triton Container International, Ltd. 1.15% 2024[5]	10,313	10,300
Triton Container International, Ltd. 3.15% 2031[5]	19,690	19,899
Union Pacific Corp. 3.15% 2024	5,520	5,849
Union Pacific Corp. 3.75% 2025	3,080	3,376
Union Pacific Corp. 2.375% 2031	3,114	3,192
Union Pacific Corp. 2.891% 2036[5]	10,390	10,796
Union Pacific Corp. 2.95% 2052	19,496	19,402
Union Pacific Corp. 3.75% 2070	3,510	3,952
Union Pacific Corp. 3.799% 2071[5]	3,510	3,956
United Technologies Corp. 3.65% 2023	799	844
United Technologies Corp. 4.125% 2028	4,200	4,783
Vinci SA 3.75% 2029[5]	5,340	5,967
		1,456,856
American Balanced Fund — Page 24 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 0.64%	Principal amount (000)	Value (000)
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[5]	$27,750	$30,872
AEP Transmission Co. LLC 3.65% 2050	2,925	3,275
American Electric Power Company, Inc. 1.00% 2025	2,200	2,176
Comisión Federal de Electricidad 4.75% 2027[5]	10,725	12,047
Comisión Federal de Electricidad 3.348% 2031[5]	22,000	21,661
Comisión Federal de Electricidad 4.677% 2051[5]	22,206	21,307
Consumers Energy Co. 3.10% 2050	7,500	7,771
Duke Energy Carolinas, LLC 3.95% 2028	5,340	6,073
Duke Energy Corp. 0.90% 2025	4,575	4,538
Duke Energy Progress, Inc. 3.70% 2046	3,750	4,198
Edison International 3.125% 2022	7,625	7,819
Edison International 3.55% 2024	38,511	40,851
Edison International 4.95% 2025	675	744
Edison International 5.75% 2027	13,845	15,953
Edison International 4.125% 2028	21,405	22,843
Electricité de France SA 4.75% 2035[5]	3,500	4,213
Electricité de France SA 4.875% 2038[5]	7,025	8,635
Electricité de France SA 5.60% 2040	1,475	1,971
Emera US Finance LP 0.833% 2024[5]	4,800	4,787
Emera US Finance LP 3.55% 2026	4,430	4,791
Emera US Finance LP 2.639% 2031[5]	5,800	5,819
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[12]	2,900	3,453
Enersis Américas SA 4.00% 2026	4,330	4,734
Entergy Corp. 3.75% 2050	5,850	6,289
Eversource Energy 2.70% 2026	4,085	4,291
Exelon Corp., junior subordinated, 3.497% 2022[12]	4,010	4,080
FirstEnergy Corp. 4.40% 2027[12]	11,831	12,989
FirstEnergy Corp. 3.50% 2028[5]	4,363	4,685
FirstEnergy Corp. 4.10% 2028[5]	3,350	3,756
FirstEnergy Transmission LLC 2.866% 2028[5]	21,285	22,236
Georgia Power Co. 3.70% 2050	1,000	1,069
Jersey Central Power & Light Co. 4.30% 2026[5]	968	1,067
Jersey Central Power & Light Co. 2.75% 2032[5]	2,625	2,692
Monongahela Power Co. 3.55% 2027[5]	6,225	6,820
Northeast Utilities 3.15% 2025	4,580	4,861
Northern States Power Co. 3.60% 2046	6,750	7,569
Pacific Gas and Electric Co. 1.75% 2022	47,861	47,789
Pacific Gas and Electric Co. 1.367% 2023	41,955	41,818
Pacific Gas and Electric Co. 3.85% 2023	6,838	7,126
Pacific Gas and Electric Co. 3.40% 2024	4,125	4,282
Pacific Gas and Electric Co. 2.95% 2026	41,014	42,134
Pacific Gas and Electric Co. 3.15% 2026	106,190	109,778
Pacific Gas and Electric Co. 2.10% 2027	3,225	3,149
Pacific Gas and Electric Co. 3.30% 2027	43,013	44,301
Pacific Gas and Electric Co. 3.30% 2027	4,525	4,701
Pacific Gas and Electric Co. 3.00% 2028	18,820	19,165
Pacific Gas and Electric Co. 3.75% 2028	36,005	37,698
Pacific Gas and Electric Co. 4.65% 2028	10,125	11,080
Pacific Gas and Electric Co. 4.55% 2030	103,430	111,921
Pacific Gas and Electric Co. 2.50% 2031	66,560	63,404
Pacific Gas and Electric Co. 3.25% 2031	6,535	6,519
Pacific Gas and Electric Co. 3.30% 2040	13,606	12,575
Pacific Gas and Electric Co. 3.75% 2042	37,848	34,360
Pacific Gas and Electric Co. 3.50% 2050	18,128	16,523
American Balanced Fund — Page 25 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pennsylvania Electric Co. 3.25% 2028[5]	$3,000	$3,173
Public Service Electric and Gas Co. 3.05% 2024	3,360	3,565
Public Service Electric and Gas Co. 3.60% 2047	6,175	6,978
Public Service Electric and Gas Co. 3.85% 2049	4,290	4,999
Public Service Electric and Gas Co. 2.05% 2050	5,365	4,626
Puget Energy, Inc. 5.625% 2022	10,707	10,993
San Diego Gas & Electric Co. 1.70% 2030	9,175	8,843
Southern California Edison Co. 2.85% 2029	9,170	9,524
Southern California Edison Co. 4.20% 2029	34,158	38,315
Southern California Edison Co. 5.35% 2035	26,304	32,840
Southern California Edison Co. 5.75% 2035	10,554	13,458
Southern California Edison Co. 5.625% 2036	22,665	28,621
Southern California Edison Co. 5.55% 2037	11,614	14,274
Southern California Edison Co. 5.95% 2038	10,907	14,157
Southern California Edison Co. 4.50% 2040	48,859	55,408
Southern California Edison Co. 5.50% 2040	357	449
Southern California Edison Co. 4.00% 2047	37,610	40,404
Southern California Edison Co. 4.125% 2048	30,582	33,384
Southern California Edison Co. 4.875% 2049	9,800	11,728
Southern California Edison Co. 3.65% 2050	24,696	25,278
Southern California Edison Co. 2.95% 2051	1,198	1,096
Southern California Edison Co. 3.65% 2051	4,680	4,814
Southern California Edison Co., Series C, 3.60% 2045	11,900	12,059
Southwestern Electric Power Co. 1.65% 2026	13,055	13,155
Virginia Electric and Power Co. 2.875% 2029	2,530	2,688
Virginia Electric and Power Co. 2.45% 2050	5,000	4,486
Xcel Energy, Inc. 3.35% 2026	2,560	2,772
		1,343,345
Communication services 0.35%
Alphabet, Inc. 1.90% 2040	11,445	10,289
Alphabet, Inc. 2.25% 2060	10,640	9,316
AT&T, Inc. 0.90% 2024	39,425	39,490
AT&T, Inc. 1.70% 2026	51,300	51,948
AT&T, Inc. 2.30% 2027	3,530	3,656
AT&T, Inc. 2.75% 2031	2,891	2,971
AT&T, Inc. 2.25% 2032	19,055	18,569
AT&T, Inc. 3.30% 2052	14,200	13,781
AT&T, Inc. 3.50% 2053	70,350	69,765
AT&T, Inc. 3.55% 2055	14,450	14,279
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	2,500	2,813
CCO Holdings LLC and CCO Holdings Capital Corp. 2.25% 2029	34,000	33,987
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	4,230	4,243
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	21,610	20,599
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	5,000	4,878
CenturyLink, Inc. 4.00% 2027[5]	108,942	111,453
Comcast Corp. 3.30% 2027	5,000	5,478
Comcast Corp. 3.40% 2030	2,710	2,986
Comcast Corp. 3.20% 2036	7,250	7,730
Comcast Corp. 3.90% 2038	3,190	3,626
Comcast Corp. 3.75% 2040	2,790	3,138
Comcast Corp. 2.80% 2051	6,250	5,927
Comcast Corp. 2.937% 2056[5]	3,395	3,213
SBA Tower Trust 1.631% 2026[5]	99,657	99,523
American Balanced Fund — Page 26 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 3.50% 2025	$4,090	$4,408
T-Mobile US, Inc. 1.50% 2026	3,750	3,765
T-Mobile US, Inc. 2.25% 2026[5]	14,323	14,502
T-Mobile US, Inc. 2.25% 2026	3,136	3,175
T-Mobile US, Inc. 2.625% 2026	49,883	51,068
T-Mobile US, Inc. 3.75% 2027	5,000	5,512
T-Mobile US, Inc. 2.05% 2028	2,390	2,410
T-Mobile US, Inc. 2.625% 2029	22,847	23,117
T-Mobile US, Inc. 3.875% 2030	3,750	4,143
T-Mobile US, Inc. 2.875% 2031	29,740	30,030
T-Mobile US, Inc. 3.50% 2031[5]	1,055	1,114
T-Mobile US, Inc. 3.40% 2052[5]	2,653	2,593
Verizon Communications, Inc. 2.10% 2028	15,685	15,934
Verizon Communications, Inc. 2.875% 2050	10,000	9,336
Verizon Communications, Inc. 3.55% 2051	3,750	3,960
Vodafone Group PLC 4.375% 2028	5,000	5,746
Vodafone Group PLC 5.25% 2048	2,500	3,241
Walt Disney Company 4.70% 2050	2,500	3,282
		730,994
Health care 0.34%
AbbVie, Inc. 2.30% 2022	5,990	6,115
AbbVie, Inc. 2.95% 2026	2,310	2,476
AmerisourceBergen Corp. 0.737% 2023	25,131	25,171
Amgen, Inc. 2.20% 2027	2,670	2,764
AstraZeneca Finance LLC 1.20% 2026	12,512	12,523
AstraZeneca Finance LLC 1.75% 2028	7,483	7,532
AstraZeneca Finance LLC 2.25% 2031	437	444
AstraZeneca PLC 3.375% 2025	5,000	5,458
AstraZeneca PLC 3.00% 2051	1,432	1,480
Banner Health 1.897% 2031	5,000	4,971
Banner Health 2.913% 2051	6,675	6,711
Bayer US Finance II LLC 3.875% 2023[5]	6,490	6,907
Bayer US Finance II LLC 4.25% 2025[5]	52,921	58,525
Baylor Scott & White Holdings 0.827% 2025	5,462	5,340
Baylor Scott & White Holdings 1.777% 2030	21,418	21,015
Becton, Dickinson and Company 3.363% 2024	3,047	3,241
Becton, Dickinson and Company 3.70% 2027	1,164	1,290
Boston Scientific Corp. 3.45% 2024	2,980	3,164
Boston Scientific Corp. 3.85% 2025	6,357	6,957
Boston Scientific Corp. 3.75% 2026	2,920	3,214
Boston Scientific Corp. 4.00% 2029	7,840	8,890
Centene Corp. 4.25% 2027	59,715	62,575
Centene Corp. 2.45% 2028	48,640	48,944
Centene Corp. 4.625% 2029	73,360	80,039
Centene Corp. 3.375% 2030	49,413	51,219
Centene Corp. 2.50% 2031	31,780	31,383
Centene Corp. 2.625% 2031	10,865	10,805
Cigna Corp. 3.75% 2023	1,353	1,431
Cigna Corp. 1.25% 2026	34,690	34,632
Eli Lilly and Company 3.375% 2029	1,450	1,608
Gilead Sciences, Inc. 1.65% 2030	5,826	5,597
Medtronic, Inc. 3.50% 2025	1,749	1,899
Merck & Co., Inc. 2.90% 2024	6,040	6,403
American Balanced Fund — Page 27 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Novant Health, Inc. 3.168% 2051	$34,790	$36,702
Novartis Capital Corp. 1.75% 2025	5,160	5,305
Novartis Capital Corp. 2.00% 2027	5,544	5,733
Pfizer, Inc. 2.95% 2024	3,520	3,724
Pfizer, Inc. 3.45% 2029	2,500	2,784
Roche Holdings, Inc. 1.75% 2022[5]	4,580	4,597
Sharp HealthCare 2.68% 2050	17,350	16,974
Summa Health 3.511% 2051	20,290	21,356
Sutter Health 1.321% 2025	6,000	6,025
Thermo Fisher Scientific, Inc. 1.75% 2028	6,307	6,289
Thermo Fisher Scientific, Inc. 4.497% 2030	3,075	3,641
Thermo Fisher Scientific, Inc. 2.00% 2031	15,477	15,155
Trinity Health Corp. 2.632% 2040	5,000	4,908
UnitedHealth Group, Inc. 1.15% 2026	6,757	6,765
UnitedHealth Group, Inc. 2.30% 2031	5,918	6,042
UnitedHealth Group, Inc. 3.05% 2041	10,000	10,346
UnitedHealth Group, Inc. 3.25% 2051	6,461	6,844
Upjohn, Inc. 1.65% 2025[5]	7,357	7,434
West Virginia United Health System Obligated Group 3.129% 2050	4,625	4,690
		706,037
Consumer staples 0.28%
7-Eleven, Inc. 1.30% 2028[5]	10,295	9,903
7-Eleven, Inc. 1.80% 2031[5]	17,613	16,785
Altria Group, Inc. 2.35% 2025	7,671	7,956
Altria Group, Inc. 4.40% 2026	3,939	4,426
Altria Group, Inc. 3.40% 2030	3,494	3,699
Altria Group, Inc. 3.40% 2041	21,585	20,471
Altria Group, Inc. 5.95% 2049	48,878	61,993
Altria Group, Inc. 3.70% 2051	21,585	20,362
British American Tobacco International Finance PLC 1.668% 2026	20,205	20,226
British American Tobacco PLC 3.557% 2027	9,104	9,814
British American Tobacco PLC 4.70% 2027	5,241	5,924
British American Tobacco PLC 2.259% 2028	16,695	16,581
British American Tobacco PLC 3.462% 2029	2,500	2,635
British American Tobacco PLC 2.726% 2031	4,625	4,558
British American Tobacco PLC 4.39% 2037	53,665	57,712
British American Tobacco PLC 4.54% 2047	81,614	84,683
British American Tobacco PLC 4.758% 2049	56,741	61,445
Coca-Cola Company 1.00% 2028	6,090	5,885
Conagra Brands, Inc. 1.375% 2027	6,375	6,214
Conagra Brands, Inc. 5.30% 2038	1,050	1,337
Constellation Brands, Inc. 3.60% 2028	2,500	2,749
Constellation Brands, Inc. 2.25% 2031	4,462	4,394
Costco Wholesale Corp. 1.375% 2027	6,670	6,720
Imperial Tobacco Finance PLC 3.50% 2023[5]	10,000	10,296
JBS Luxembourg SARL 3.625% 2032[5]	13,183	13,447
JBS Luxembourg SARL 3.625% 2032	288	294
JBS USA Lux SA 5.50% 2030[5]	3,220	3,585
Keurig Dr Pepper, Inc. 4.417% 2025	5,000	5,558
Keurig Dr Pepper, Inc. 4.597% 2028	3,270	3,799
Keurig Dr Pepper, Inc. 3.20% 2030	2,510	2,705
Keurig Dr Pepper, Inc. 4.985% 2038	7,945	9,965
Kimberly-Clark Corp. 3.10% 2030	3,885	4,257
American Balanced Fund — Page 28 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 2.625% 2022	$7,740	$7,796
Philip Morris International, Inc. 2.875% 2024	5,270	5,562
Philip Morris International, Inc. 1.50% 2025	6,434	6,531
Philip Morris International, Inc. 0.875% 2026	24,896	24,446
Philip Morris International, Inc. 1.75% 2030	24,609	23,719
Reckitt Benckiser Group PLC 2.375% 2022[5]	4,750	4,816
Reynolds American, Inc. 5.85% 2045	12,364	14,858
		578,106
Information technology 0.27%
Analog Devices, Inc. 1.70% 2028	3,946	3,957
Analog Devices, Inc. 2.10% 2031	5,611	5,628
Analog Devices, Inc. 2.80% 2041	22,698	22,734
Analog Devices, Inc. 2.95% 2051	4,738	4,746
Apple, Inc. 3.00% 2024	2,500	2,637
Apple, Inc. 1.125% 2025	3,800	3,829
Apple, Inc. 0.70% 2026	19,820	19,624
Apple, Inc. 1.20% 2028	29,740	29,154
Apple, Inc. 1.65% 2031	19,820	19,301
Apple, Inc. 2.40% 2050	19,820	18,206
Broadcom, Inc. 2.45% 2031[5]	21,139	20,488
Broadcom, Inc. 2.60% 2033[5]	21,763	20,925
Broadcom, Inc. 3.469% 2034[5]	107,812	111,119
Broadcom, Inc. 3.137% 2035[5]	61,129	61,040
Broadcom, Inc. 3.187% 2036[5]	23,506	23,479
Broadcom, Inc. 3.50% 2041[5]	34,033	33,678
Broadcom, Inc. 3.75% 2051[5]	29,012	29,009
Fidelity National Information Services, Inc. 3.10% 2041	2,590	2,627
Fiserv, Inc. 3.50% 2029	5,365	5,845
Intuit, Inc. 0.95% 2025	3,170	3,168
Intuit, Inc. 1.35% 2027	2,890	2,877
Intuit, Inc. 1.65% 2030	3,830	3,736
Microsoft Corp. 2.525% 2050	20,909	20,155
Microsoft Corp. 2.921% 2052	6,749	6,991
Oracle Corp. 3.65% 2041	14,870	15,402
Oracle Corp. 3.95% 2051	12,067	12,750
PayPal Holdings, Inc. 1.65% 2025	4,660	4,777
PayPal Holdings, Inc. 2.85% 2029	7,100	7,582
PayPal Holdings, Inc. 2.30% 2030	4,583	4,700
salesforce.com, inc. 1.50% 2028	7,650	7,617
salesforce.com, inc. 1.95% 2031	4,100	4,084
salesforce.com, inc. 2.70% 2041	4,700	4,692
VeriSign, Inc. 2.70% 2031	3,958	4,028
Visa, Inc. 3.15% 2025	6,000	6,509
Visa, Inc. 2.05% 2030	7,390	7,511
		554,605
Materials 0.14%
Air Products and Chemicals, Inc. 1.50% 2025	2,610	2,659
Air Products and Chemicals, Inc. 1.85% 2027	7,229	7,452
Air Products and Chemicals, Inc. 2.05% 2030	3,140	3,176
Anglo American Capital PLC 5.375% 2025[5]	5,000	5,653
Anglo American Capital PLC 2.25% 2028[5]	4,194	4,172
Anglo American Capital PLC 3.95% 2050[5]	5,000	5,362
American Balanced Fund — Page 29 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Chevron Phillips Chemical Co. LLC 3.30% 2023[5]	$2,440	$2,546
Dow Chemical Co. 4.80% 2049	3,200	4,050
Dow Chemical Co. 3.60% 2050	15,595	16,579
Eastman Chemical Co. 3.80% 2025	7,405	8,015
Glencore Funding LLC 4.125% 2024[5]	4,130	4,425
Huntsman International LLC 2.95% 2031	3,499	3,588
International Flavors & Fragrances, Inc. 3.468% 2050[5]	19,820	20,839
LYB International Finance III, LLC 1.25% 2025	15,171	15,168
LYB International Finance III, LLC 2.25% 2030	27,861	27,908
LYB International Finance III, LLC 3.375% 2040	21,156	22,000
LYB International Finance III, LLC 3.625% 2051	70,595	74,357
LYB International Finance III, LLC 3.80% 2060	9,869	10,277
Mosaic Co. 3.25% 2022	4,750	4,887
Mosaic Co. 4.05% 2027	4,490	5,049
Newcrest Finance Pty, Ltd. 4.20% 2050[5]	2,580	2,959
Sherwin-Williams Company 2.75% 2022	425	431
Sherwin-Williams Company 3.125% 2024	4,260	4,516
Sherwin-Williams Company 2.30% 2030	3,631	3,670
Sherwin-Williams Company 3.80% 2049	2,500	2,812
Sherwin-Williams Company 3.30% 2050	2,500	2,596
Vale Overseas, Ltd. 3.75% 2030	22,121	22,944
Westlake Chemical Corp. 4.375% 2047	2,500	2,857
		290,947
Real estate 0.13%
Alexandria Real Estate Equities, Inc. 3.95% 2028	2,720	3,056
Alexandria Real Estate Equities, Inc. 3.375% 2031	3,540	3,856
Alexandria Real Estate Equities, Inc. 4.85% 2049	2,040	2,634
Alexandria Real Estate Equities, Inc. 4.00% 2050	5,210	6,040
American Campus Communities, Inc. 2.85% 2030	2,270	2,334
American Campus Communities, Inc. 3.875% 2031	2,066	2,307
American Tower Corp. 1.45% 2026	10,457	10,414
American Tower Corp. 1.60% 2026	19,844	19,933
American Tower Corp. 3.60% 2028	3,750	4,086
American Tower Corp. 2.30% 2031	11,573	11,418
American Tower Corp. 2.95% 2051	23,175	21,903
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[5]	8,150	8,274
Corporate Office Properties LP 5.00% 2025	1,235	1,378
Corporate Office Properties LP 2.00% 2029	6,210	6,090
Corporate Office Properties LP 2.75% 2031	6,187	6,257
Equinix, Inc. 2.625% 2024	2,650	2,776
Equinix, Inc. 1.25% 2025	7,722	7,695
Equinix, Inc. 1.45% 2026	7,422	7,407
Equinix, Inc. 2.90% 2026	7,885	8,368
Equinix, Inc. 1.80% 2027	6,342	6,378
Equinix, Inc. 2.00% 2028	745	744
Equinix, Inc. 3.20% 2029	2,320	2,463
Equinix, Inc. 2.15% 2030	4,660	4,574
Equinix, Inc. 2.50% 2031	13,389	13,490
Equinix, Inc. 3.00% 2050	2,960	2,815
Equinix, Inc. 3.40% 2052	8,194	8,355
Essex Portfolio LP 3.875% 2024	7,220	7,726
Essex Portfolio LP 3.50% 2025	7,445	8,018
Essex Portfolio LP 3.375% 2026	2,395	2,585
American Balanced Fund — Page 30 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Extra Space Storage, Inc. 2.35% 2032	$10,425	$10,196
Gaming and Leisure Properties, Inc. 3.35% 2024	2,400	2,534
Gaming and Leisure Properties, Inc. 4.00% 2030	5,000	5,375
Hospitality Properties Trust 5.00% 2022	4,350	4,383
Hospitality Properties Trust 4.50% 2023	2,070	2,115
Hospitality Properties Trust 4.95% 2027	2,750	2,748
Hospitality Properties Trust 3.95% 2028	5,611	5,297
Invitation Homes Operating Partnership LP 2.00% 2031	10,194	9,797
Public Storage 2.37% 2022	2,160	2,201
Public Storage 0.875% 2026	5,150	5,090
Public Storage 1.85% 2028	10,252	10,397
Public Storage 2.30% 2031	10,262	10,403
Scentre Group 3.25% 2025[5]	1,780	1,896
Scentre Group 3.75% 2027[5]	7,630	8,385
Sun Communities Operating LP 2.30% 2028	6,430	6,446
Sun Communities Operating LP 2.70% 2031	1,753	1,773
		282,410
Municipals 0.01%
The Rockefeller Foundation 2.492% 2050	16,850	16,463
Total corporate bonds, notes & loans		13,171,211
Asset-backed obligations 2.04%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[5,8]	14,295	14,762
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[5,8]	8,454	8,916
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[5,8]	24,440	26,080
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[5,8]	22,900	24,563
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[5,8]	3,375	3,514
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[5,8]	28,830	30,032
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[5,8]	83,013	83,020
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[5,8]	4,460	4,455
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[5,8]	19,921	20,458
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[5,8]	1,542	1,540
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[5,8]	3,873	4,091
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[5,8]	32,460	32,522
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.076% 2030[5,8,9]	37,540	37,540
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.076% 2030[5,8,9]	22,285	22,297
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 2024[5,8]	1,800	1,805
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[5,8]	12,902	13,100
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[5,8]	5,654	5,664
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 2027[5,8]	18,726	18,727
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[5,8]	3,117	3,121
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 2027[5,8]	11,916	11,870
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[8]	7,776	7,766
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[8]	8,644	8,623
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[8]	20,192	20,181
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.058% 2028[5,8,9]	47,777	47,777
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.131% 2030[5,8,9]	50,730	50,730
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[5,8]	2,005	2,035
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[5,8]	7,396	7,414
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[5,8]	1,905	1,943
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 2033[5,8]	980	1,013
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[5,8]	6,180	6,196
American Balanced Fund — Page 31 of 42

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Blackbird Capital II Aircraft Lease Ltd. / Blackbird Capital II Aircraft Lease US LLC, Series 2021-1, Class A, 2.443% 2046[5,8]	$24,274	$24,363
Blackbird Capital II Aircraft Lease Ltd. / Blackbird Capital II Aircraft Lease US LLC, Series 2021-1, Class B, 3.446% 2046[5,8]	3,667	3,696
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[8]	8,000	8,291
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[8]	811	808
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[8]	794	792
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[5,8]	16,276	16,283
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.099% 2030[5,8,9]	70,560	70,560
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[5,8]	97,226	98,613
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[5,8]	19,354	19,392
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[5,8]	25,451	25,855
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[5,8]	3,596	3,633
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[5,8]	63,089	63,556
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[5,8]	14,989	15,048
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[5,8]	29,389	29,590
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[5,8]	39,519	39,870
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[5,8]	27,077	27,298
CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[5,8]	8,087	8,189
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[5,8]	33,440	33,090
CLI Funding LLC, Series 2021-1A, Class B, 2.38% 2046[5,8]	2,394	2,381
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[5,8,9]	629	631
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[5,8]	2,164	2,178
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[5,8]	4,275	4,383
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[5,8]	10,655	10,825
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[5,8]	2,679	2,678
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[5,8]	2,429	2,429
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 2026[5,8]	2,971	3,013
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[5,8]	9,634	9,772
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[8]	549	550
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[8]	9,256	9,285
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[8]	48,690	49,228
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[8]	11,347	11,470
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[8]	24,689	25,037
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[8]	33,195	34,161
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[8]	19,517	19,610
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[8]	14,729	14,781
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[5,8]	5,007	5,055
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[5,8]	9,570	9,853
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[5,8]	3,189	3,192
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[5,8]	1,738	1,734
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[5,8]	3,433	3,475
Drivetime Auto Owner Trust, Series 2020-3A, Class D, 1.84% 2026[5,8]	1,100	1,120
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[5,8]	1,250	1,344
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[5,8]	4,324	4,337
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[5,8]	4,513	4,527
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[5,8]	3,049	3,057
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.106% 2028[5,8,9]	74,562	74,562
Dryden Senior Loan Fund, CLO, Series 2014-33A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.126% 2029[5,8,9]	11,185	11,185
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[5,8]	9,694	9,675
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[5,8]	17,510	17,656
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[8]	12,998	13,020
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[8]	3,276	3,312
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[5,8]	3,700	3,812
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[5,8]	33,700	34,730
American Balanced Fund — Page 32 of 42

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[5,8]	$28,740	$29,792
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[8]	14,127	14,163
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[8]	3,125	3,183
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[8]	20,431	20,404
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[5,8]	62,717	62,570
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[5,8]	36,420	38,371
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[5,8]	54,515	58,075
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[5,8]	82,365	85,254
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[5,8]	80,360	86,129
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[5,8]	22,943	23,261
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[5,8]	3,160	3,150
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[5,8]	4,373	4,408
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[5,8]	14,772	15,482
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[5,8]	70,852	71,837
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[5,8]	1,851	1,883
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[5,8]	101,126	102,813
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[5,8]	5,869	5,955
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[5,8]	82,579	82,498
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[5,8]	86,266	86,481
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[5,8]	7,067	7,018
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[8]	1,165	1,198
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[8]	1,646	1,705
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[5,8]	82,376	82,760
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[5,8]	15,453	15,540
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[5,8]	7,331	7,402
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[5,8]	89,308	89,627
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[5,8]	15,155	15,286
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[5,8]	7,776	7,885
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[8]	17,437	17,615
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.126% 2029[5,8,9]	52,084	52,084
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.134% 2030[5,8,9]	75,355	75,352
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.276% 2029[5,8,9]	44,505	44,505
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[5,8]	40,740	40,876
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[5,8]	26,594	26,604
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[5,8]	43,186	43,297
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[5,8]	100,579	100,319
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[5,8]	55,394	55,402
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[5,8]	94,421	94,573
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.095% 2030[5,8,9]	24,008	24,008
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.129% 2028[5,8,9]	36,902	36,917
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 0.919% 2029[5,8,9]	100,000	100,000
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.034% 2029[5,8,9]	6,757	6,757
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.519% 2029[5,8,9]	42,781	42,781
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[5,8]	8,310	8,427
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[5,8]	5,145	5,264
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.066% 2030[5,8,9]	63,046	63,046
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[8]	3,029	3,035
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90% 2024[8]	41,082	41,375
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[8]	6,896	6,983
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[8]	11,794	11,815
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[8]	10,565	10,857
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[8]	19,820	20,670
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[8]	21,945	22,037
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[8]	12,951	13,037
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[8]	8,108	8,227
American Balanced Fund — Page 33 of 42

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[8]	$12,711	$12,744
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[8]	16,948	16,952
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[8]	14,067	14,135
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[5,8]	22,636	22,722
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[5,8]	4,167	4,196
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49% 2027[5,8]	159	160
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 0.814% 2053[5,8,9]	22,442	22,571
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[5,8]	935	941
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.114% 2030[5,8,9]	75,470	75,480
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.114% 2030[5,8,9]	44,039	44,039
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.206% 2030[5,8,9]	41,370	41,370
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 0.836% 2030[8,9]	1,308	1,311
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 1.086% 2033[8,9]	12,130	12,265
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[5,8]	37,657	37,658
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[5,8]	39,754	40,114
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[5,8]	2,210	2,244
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[5,8]	23,273	23,528
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[5,8]	20,415	20,731
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[5,8]	3,358	3,410
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[5,8]	35,948	35,487
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[5,8]	64,390	65,223
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[5,8]	1,653	1,648
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[5,8]	19,372	19,528
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[5,8]	24,062	23,606
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[5,8]	576	572
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[5,8]	34,690	36,394
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[5,8]	13,218	13,406
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[5,8]	118,633	119,702
Triton Container Finance VIII LLC, Series 2020-1, Class B, 3.74% 2045[5,8]	3,785	3,865
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[5,8]	46,065	45,770
Triton Container Finance VIII LLC, Series 2021-1A, Class B, 2.58% 2046[5,8]	1,559	1,552
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[5,8]	1,991	1,993
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[5,8]	13,785	13,902
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[5,8]	5,971	6,022
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[5,8]	13,060	13,065
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[5,8]	16,856	16,879
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[5,8]	11,177	11,172
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[5,8]	11,486	11,660
		4,256,750
Bonds & notes of governments & government agencies outside the U.S. 0.41%
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[5]	49,560	53,028
Caisse d’Amortissement de la Dette Sociale 0.375% 2025[5]	20,000	19,645
Chile (Republic of) 3.10% 2061	17,566	15,879
CPPIB Capital, Inc. 2.25% 2022[5]	25,714	25,880
CPPIB Capital, Inc. 0.50% 2024[5]	25,000	24,924
CPPIB Capital, Inc. 0.875% 2026[5]	19,807	19,365
CPPIB Capital, Inc. 2.75% 2027[5]	26,400	28,649
European Investment Bank 0.75% 2026	37,160	36,672
European Investment Bank 0.625% 2027	7,655	7,408
European Stability Mechanism 0.375% 2025[5]	26,180	25,756
Hungary (Republic of) 2.125% 2031[5]	16,635	16,406
Hungary (Republic of) 3.125% 2051[5]	20,760	20,485
International Bank for Reconstruction and Development 0.75% 2027	9,000	8,739
International Development Association 0.375% 2025[5]	21,560	21,185
American Balanced Fund — Page 34 of 42

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japan Bank for International Cooperation 1.25% 2031	$35,628	$34,311
KfW 0.375% 2025	7,671	7,563
Landwirtschaftliche Rentenbank 0.875% 2030	14,870	14,033
Manitoba (Province of) 3.05% 2024	13,380	14,219
Morocco (Kingdom of) 3.00% 2032[5]	5,000	4,765
Morocco (Kingdom of) 4.00% 2050[5]	16,000	14,638
Oesterreichische Kontrollbank AG 0.375% 2025	9,375	9,215
Oesterreichische Kontrollbank AG 0.50% 2026	22,300	21,876
Peru (Republic of) 2.392% 2026	2,730	2,791
Peru (Republic of) 2.783% 2031	14,400	14,286
Peru (Republic of) 1.862% 2032	45,265	41,225
Peru (Republic of) 2.78% 2060	50,070	42,396
Philippines (Republic of) 1.648% 2031	13,829	13,192
Philippines (Republic of) 6.375% 2034	24,780	34,271
Philippines (Republic of) 2.65% 2045	7,941	7,281
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[5]	2,492	2,506
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	20,000	21,776
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[5]	4,910	5,346
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	17,050	20,886
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[5]	2,950	3,614
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[5]	1,360	1,566
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[5]	3,850	4,515
Qatar (State of) 3.375% 2024[5]	24,780	26,376
Qatar (State of) 4.00% 2029[5]	10,000	11,387
Qatar (State of) 4.817% 2049[5]	10,000	12,886
Quebec (Province of) 2.375% 2022	51,407	51,773
Quebec (Province of) 2.75% 2027	25,770	27,848
Saudi Arabia (Kingdom of) 3.25% 2030[5]	23,050	24,725
Saudi Arabia (Kingdom of) 5.25% 2050[5]	10,000	12,962
United Mexican States 2.659% 2031	23,299	22,535
United Mexican States 3.771% 2061	13,292	11,828
		862,612
Municipals 0.36% California 0.06%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 2052	8,860	8,645
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 2052	12,795	12,538
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	4,705	4,705
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A, 3.115% 2038	29,590	30,082
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 2042	9,630	9,630
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 2046	12,310	12,310
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,540	11,633
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	5,000	5,047
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	5,400	5,405
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	6,450	6,254
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 2041	2,990	3,009
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 2051	12,570	12,827
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	560	568
		122,653
American Balanced Fund — Page 35 of 42

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Connecticut 0.00%	Principal amount (000)	Value (000)
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	$215	$220
Florida 0.05%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	11,950	12,083
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	44,105	44,839
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	56,145	56,802
		113,724
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 2036	960	991
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 2043	1,260	1,310
		2,301
Illinois 0.20%
G.O. Bonds, Series 2019-A, 5.00% 2021	24,780	24,869
G.O. Bonds, Series 2019-A, 3.75% 2022	11,890	12,027
G.O. Bonds, Series 2019-A, 4.20% 2024	11,890	12,568
G.O. Bonds, Series 2019-A, 4.50% 2025	6,750	7,294
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	18,162	19,171
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	231,670	270,202
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	48,850	57,857
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	6,210	7,704
		411,692
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2013-1, 2.15% 2043	190	191
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	140	144
Michigan 0.00%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 2040	7,285	7,154
New Jersey 0.00%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 1.65% 2028[9]	5,000	5,068
New York 0.02%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026	17,250	17,229
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	19,440	19,515
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 2025	2,126	2,189
		38,933
Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	50,150	52,703
American Balanced Fund — Page 36 of 42

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) South Dakota 0.00%	Principal amount (000)	Value (000)
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	$250	$258
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	135	139
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	1,195	1,261
		1,658
Total municipals		756,441
Federal agency bonds & notes 0.16%
Fannie Mae 0.375% 2025	17,840	17,572
Fannie Mae 0.75% 2027	12,590	12,234
Fannie Mae 6.25% 2029	4,000	5,382
Fannie Mae 0.875% 2030[6]	208,969	197,317
Federal Home Loan Bank 0.125% 2022	79,300	79,329
Federal Home Loan Bank 5.50% 2036	600	879
Private Export Funding Corp. 3.55% 2024	25,667	27,493
		340,206
Total bonds, notes & other debt instruments (cost: $58,649,084,000)		59,531,859
Short-term securities 7.14% Money market investments 7.02%	Shares
Capital Group Central Cash Fund 0.06%[4,13]	146,757,716	14,677,239
Money market investments purchased with collateral from securities on loan 0.12%
Capital Group Central Cash Fund 0.06%[4,13,14]	698,990	69,906
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[13,14]	40,000,000	40,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[13,14]	35,000,000	35,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[13,14]	32,262,449	32,263
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[13,14]	20,000,000	20,000
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[13,14]	18,000,000	18,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[13,14]	18,000,000	18,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[13,14]	10,000,000	10,000
		243,169
Total short-term securities (cost: $14,918,559,000)		14,920,408
Total investment securities 104.88% (cost: $164,693,291,000)		219,127,664
Other assets less liabilities (4.88)%		(10,198,316)
Net assets 100.00%		$208,929,348
American Balanced Fund — Page 37 of 42

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 9/30/2021[16] (000)	Unrealized appreciation (depreciation) at 9/30/2021 (000)
90 Day Euro Dollar Futures	Long	47,114	December 2022	$11,778,500	$11,720,196	$110
90 Day Euro Dollar Futures	Long	49,375	September 2023	12,343,750	12,219,078	(17,593)
90 Day Euro Dollar Futures	Short	65,108	December 2023	(16,277,000)	(16,090,629)	25,465
90 Day Euro Dollar Futures	Short	42,412	December 2024	(10,603,000)	(10,432,822)	21,734
2 Year U.S. Treasury Note Futures	Long	4,638	December 2021	927,600	1,020,614	(750)
5 Year U.S. Treasury Note Futures	Long	14,651	December 2021	1,465,100	1,798,296	1,294
10 Year U.S. Treasury Note Futures	Short	16,876	December 2021	(1,687,600)	(2,221,040)	5,290
10 Year Ultra U.S. Treasury Note Futures	Short	39,089	December 2021	(3,908,900)	(5,677,677)	84,672
20 Year U.S. Treasury Bond Futures	Long	4,992	December 2021	499,200	794,820	(18,378)
30 Year Ultra U.S. Treasury Bond Futures	Long	875	December 2021	87,500	167,180	(601)
						$101,243
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
0.207%	U.S. EFFR	2/26/2024	$1,341,000	$(5,095)	$—	$(5,095)
0.3325%	U.S. EFFR	4/2/2024	735,000	(987)	—	(987)
U.S. EFFR	0.10625%	7/8/2025	301,000	6,373	—	6,373
U.S. EFFR	0.666%	11/19/2030	78,700	4,123	—	4,123
3-month USD-LIBOR	1.972%	4/26/2051	83,500	(2,587)	—	(2,587)
3-month USD-LIBOR	1.9855%	4/26/2051	124,400	(4,254)	—	(4,254)
3-month USD-LIBOR	1.953%	4/27/2051	83,600	(2,211)	—	(2,211)
3-month USD-LIBOR	1.9895%	4/27/2051	128,720	(4,524)	—	(4,524)
3-month USD-LIBOR	1.9778%	4/28/2051	48,800	(1,579)	—	(1,579)
					$—	$(10,741)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2021 (000)
CDX.NA.IG.37	1.00%/Quarterly	12/20/2026	$3,854,720	$(91,241)	$(91,952)	$711
Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)
Common stocks 0.77%
Consumer discretionary 0.21%
Toll Brothers, Inc.	$305,811	$41,125	$4,155	$3,078	$91,249	$437,108	$3,500
Materials 0.19%
Royal Gold, Inc.	443,170	501	4,514	3,536	(47,884)	394,809	4,982
American Balanced Fund — Page 38 of 42

unaudited
Investments in affiliates4  (continued)

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)
Real estate 0.37%
Iron Mountain, Inc. REIT[3]	$481,886	$81,815	$29,054	$24,441	$228,468	$787,556	$13,401
Total common stocks						1,619,473
Investment funds 5.52%
Capital Group Central Corporate Bond Fund	—	11,609,736	121,563	795	39,249	11,528,217	86,803
Short-term securities 7.06%
Money market investments 7.03%
Capital Group Central Cash Fund 0.06%[13]	22,861,262	23,564,010	31,747,704	(643)	314	14,677,239	10,026
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.06%[13,14]	—	69,906[17]				69,906	—[18]
Total short-term securities						14,747,145
Total 13.35%				$31,207	$311,396	$27,894,835	$118,712
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $9,086,776,000, which represented 4.35% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $343,092,000, which represented .16% of the net assets of the fund.
[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,476,451,000, which represented 4.54% of the net assets of the fund.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $259,053,000, which represented .12% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[10]	Purchased on a TBA basis.
[11]	Amount less than one thousand.
[12]	Step bond; coupon rate may change at a later date.
[13]	Rate represents the seven-day yield at 9/30/2021.
[14]	Security purchased with cash collateral from securities on loan.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.
[17]	Represents net activity.
[18]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Balanced Fund — Page 39 of 42

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $38,544,213,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $2,517,075,000 and $1,455,018,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Balanced Fund — Page 40 of 42

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$28,080,444	$1,010,477	$—	$29,090,921
Health care	16,491,729	1,221,867	—	17,713,596
Financials	16,844,031	771,172	—	17,615,203
Communication services	14,745,368	—	—	14,745,368
Consumer discretionary	10,634,555	991,415	—	11,625,970
Consumer staples	9,213,358	1,871,147	—	11,084,505
Industrials	9,630,780	1,108,522	—	10,739,302
Energy	5,867,538	273,458	—	6,140,996
Materials	5,304,391	745,129	—	6,049,520
Real estate	5,253,954	165,483	—	5,419,437
Utilities	1,573,854	817,327	—	2,391,181
Preferred securities	—	116,731	—	116,731
Convertible stocks	414,450	—	—	414,450
Investment funds	11,528,217	—	—	11,528,217
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	24,313,913	—	24,313,913
Mortgage-backed obligations	—	15,830,726	—	15,830,726
Corporate bonds, notes & loans	—	13,171,211	—	13,171,211
Asset-backed obligations	—	4,256,750	—	4,256,750
Bonds & notes of governments & government agencies outside the U.S.	—	862,612	—	862,612
Municipals	—	756,441	—	756,441
Federal agency bonds & notes	—	340,206	—	340,206
Short-term securities	14,920,408	—	—	14,920,408
Total	$150,503,077	$68,624,587	$—	$219,127,664
American Balanced Fund — Page 41 of 42

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$138,565	$—	$—	$138,565
Unrealized appreciation on interest rate swaps	—	10,496	—	10,496
Unrealized appreciation on credit default swaps	—	711	—	711
Liabilities:
Unrealized depreciation on futures contracts	(37,322)	—	—	(37,322)
Unrealized depreciation on interest rate swaps	—	(21,237)	—	(21,237)
Total	$101,243	$(10,030)	$—	$91,213
*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations and symbol
ADR = American Depositary Receipts	Fin. = Finance
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	ICE = Intercontinental Exchange, Inc.
CAD = Canadian dollars	LIBOR = London Interbank Offered Rate
CLO = Collateralized Loan Obligations	Redev. = Redevelopment
CMO = Collateralized Mortgage Obligations	Ref. = Refunding
Dept. = Department	Rev. = Revenue
Dev. = Development	SIFMA = Securities Industry and Financial Markets Association
Econ. = Economic	SOFR = Secured Overnight Financing Rate
EFFR = Effective Federal Funds Rate	TBA = To-be-announced
Facs. = Facilities	USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-011-1121O-S85334	American Balanced Fund — Page 42 of 42